UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04746
Van Kampen Tax-Exempt Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 11/30
Date of reporting period: 8/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 105.0%
	Alabama 1.1%
$4,000	Colbert Cnty Northwest Auth Hlthcare Fac	5.750%	06/01/27	$3,536,560
3,280	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.800	05/01/22	3,074,934
7,000	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj, Ser B (AMT)	6.250	08/01/25	6,703,970
1,235	Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl Corp Proj Rfdg (AMT)	6.000	08/01/29	1,129,864
10,475	Cullman, AL Cullman Med Pk South Med Clinic Brd Rev Cullman Regl Med Ctr, Ser A	6.500	02/15/23	10,236,379
3,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj, Ser A	6.875	01/01/43	2,377,800
4,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.125	12/01/26	4,902,920
7,500	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.250	12/01/32	9,221,925
9,385	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Vlg Proj	5.500	01/01/43	6,303,905
1,250	Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)	6.350	05/15/35	998,513

				48,486,770

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alaska 0.3%
$830	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.800%	01/01/18	$688,203
2,945	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.875	01/01/32	2,103,231
2,000	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 5/17/01, Cost $2,000,451) (a)	8.125	05/01/31	1,757,740
7,055	Juneau, AK City & Borough Rev Saint Ann’s Care Ctr Proj	6.875	12/01/25	6,073,085
20,860	Northern Tob Sec Corp AK Tob Settlement Rev Cap Apprec Second Sub, Ser C	*	06/01/46	586,166

				11,208,425

	Arizona 4.7%
5,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.500	11/15/23	6,004,450
9,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.750	11/15/33	10,986,390
3,000	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.125	12/01/24	2,506,200
6,850	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.250	12/01/19	6,396,667
9,250	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.625	12/01/29	7,789,887

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$2,700	Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr Proj	7.750%	12/01/30	$2,587,302
1,475	Coconino Cnty, AZ Pollutn Ctl Corp Tucson Elec Pwr Navajo Ser A (AMT)	7.125	10/01/32	1,458,421
5,735	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	7.500	03/01/35	6,990,506
11,780	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj Rfdg	5.700	07/01/42	8,270,385
11,775	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser A (b)	6.000	05/01/29	12,036,169
8,200	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.375	08/15/29	6,871,436
3,500	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.500	08/15/31	2,896,950
3,500	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (c)	5.000	07/01/22	3,743,355
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (c)	5.000	07/01/24	5,266,000
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (c)	5.000	07/01/26	5,202,475
28,000	Phoenix, AZ Civic Impt Corp Excise Tax Rev Civ Plaza, Ser A (BHAC Insd) (c)	5.000	07/01/41	28,308,560
2,905	Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch Proj (d)	7.750	08/01/33	2,500,072
4,385	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Acclaim Charter Sch Proj	5.800	12/01/36	3,119,752

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$4,225	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Premier & Air Co (d)(e)	7.000%	09/01/35	$2,693,944
3,030	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Dist	7.500	11/01/33	2,307,315
1,000	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Proj	6.750	11/01/33	694,450
3,840	Pima Cnty, AZ Indl Dev Auth Fac Choice Ed & Dev Corp Proj	6.375	06/01/36	2,862,106
4,345	Pima Cnty, AZ Indl Dev Auth Fac Desert Heights Charter Sch	7.500	08/01/33	3,872,959
3,500	Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj (d)	7.500	02/01/34	2,774,905
6,000	Pima Cnty, AZ Indl Dev Auth Lease Rev Constellation Sch Proj	7.000	01/01/38	4,813,920
7,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT)	7.500	12/01/38	5,852,210
5,500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06, Cost $5,500,000) (a)	5.750	12/01/32	3,771,515
850	Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev, Ser A	6.500	12/01/12	779,390
1,000	Sundance Cmnty Fac Dist AZ (f)	6.250	07/15/29	905,670

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$2,910	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2 (f)	7.125%	07/01/27	$2,289,239
615	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3	6.500	07/01/29	437,413
2,915	Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living, Ser A (AMT) (d)	6.500	07/01/31	1,842,688
19,850	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	17,375,896
1,150	University Med Ctr Corp AZ Hosp Rev	6.250	07/01/29	1,189,997
1,600	University Med Ctr Corp AZ Hosp Rev	6.500	07/01/39	1,655,008
5,915	Verrado Cmnty Fac Dist No 1 AZ	5.350	07/15/31	3,883,612
7,600	Verrado Cmnty Fac Dist No 1 AZ	6.500	07/15/27	6,099,532
4,000	Vistancia Cmnty Fac Dist AZ	6.750	07/15/22	4,048,320
4,000	Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl Med Ctr, Ser A	6.000	08/01/33	3,842,920
5,200	Yavapai Cnty, AZ Indl Dev Auth Solid Waste Disp Rev Waste Mgmt Inc. Proj, Ser A-1 (AMT) (Acquired 3/24/09, Cost $3,680,612) (a)	4.900	03/01/28	4,537,104

				201,465,090

	California 10.1%
1,000	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	5.850	10/01/27	854,280

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,200	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	6.200%	10/01/27	$2,919,584
3,950	Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No 2002-1 (LOC: American Express Co)	6.500	09/01/33	3,309,310
1,295	Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl Tax, Ser A	5.000	09/01/36	847,849
1,580	Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl Tax, Ser B	5.000	09/01/36	1,026,558
15,710	Bay Area Toll Auth CA Toll Brdg Rev SF Bay Area, Ser F-1 (c)	5.000	04/01/34	16,009,040
4,935	Beaumont, CA Fin Auth Loc Agy Rev, Ser A (Prerefunded @ 9/01/13)	7.000	09/01/33	6,059,440
1,875	Beaumont, CA Fin Auth Loc Agy, Ser D	5.800	09/01/35	1,522,650
3,000	Blythe, CA Redev Agy Proj	5.750	05/01/34	2,313,210
6,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (g)	0.000/5.450	06/01/28	4,212,780
5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (g)	0.000/5.600	06/01/36	3,212,950
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser C	*	06/01/55	235,400
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser D	*	06/01/55	169,800
14,935	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (c)	5.450	08/01/28	13,375,562
670	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (f)	6.000	07/01/38	492,671

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,415	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (f)	6.125%	07/01/48	$1,751,141
2,860	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/38	2,141,396
2,000	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/43	1,470,080
3,840	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/48	2,784,422
8,075	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Keller Canyon Landfill Co Proj (AMT)	6.875	11/01/27	8,078,795
15,425	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Rep Svc Inc Proj Rfdg, Ser C (AMT) (b)	5.250	06/01/23	14,976,749
4,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (b)	5.125	11/01/23	3,735,760
150	California St (Prerefunded @ 9/01/10)	5.250	09/01/26	157,213
4,000	California Statewide Cmnty CA Baptist Univ, Ser A	5.500	11/01/38	2,676,720
3,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	2,165,100

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	California Statewide Cmnty Dev Auth Rev Elder Care Alliance, Ser A (Prerefunded @ 11/15/12)	8.000%	11/15/22	$4,872,000
7,300	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (f)	5.125	04/01/37	5,334,256
1,000	California Statewide Cmnty Dev Auth Rev Lancer Ed Student Hsg Proj	5.400	06/01/17	852,080
2,000	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.500	10/01/23	1,482,360
2,500	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.625	10/01/33	1,718,750
3,500	California Statewide Cmnty Dev Auth Rev Sr Living-SC Presbyterian Homes	7.250	11/15/41	3,575,320
5,215	California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch of Law (Prerefunded @ 10/01/11)	7.750	10/01/31	5,904,632
4,500	California Statewide Cmnty Dev Auth San Francisco Art Inst (Acquired 7/05/02, Cost $4,500,000) (a)(d)	7.375	04/01/32	3,175,155
6,185	California Statewide Cmnty Dev Auth Spl Tax Cmnty Fac Dist 2007 1 Orinda	6.000	09/01/37	4,617,845
3,220	California Statewide Cmnty Hosp Napa Vly Proj, Ser A	7.000	01/01/34	2,581,281

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	California Statewide Cmntys Dev Auth Chf Irvine LLC UCI East Campus	6.000%	05/15/40	$2,756,700
3,220	California Statewide Cmntys Dev Auth Rev Lancer Ed Student Hsg Proj	5.625	06/01/33	2,197,360
1,745	California Statewide Cmntys Dev Auth Rev Sr Living SC Presbyterian Homes	7.000	11/15/29	1,773,984
9,750	California Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law, Ser A (d)	7.250	10/01/38	8,867,625
5,325	California Statewide Cmntys Dev Auth Statewide Cmnty, Ser A	6.625	09/02/38	4,344,614
2,615	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.100	09/01/28	2,188,415
5,960	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.200	09/01/38	4,737,485
2,850	Contra Costa Cnty, CA Multi-Family Hsg Rev, Ser C (AMT) (Acquired 6/08/99, Cost $2,850,000) (a)	6.750	12/01/30	2,429,340
1,495	Corona Norco, CA Uni Sch Dist, Ser A	5.700	09/01/29	1,236,036
2,950	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Common	6.750	09/01/28	2,451,922
3,610	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Common	6.875	09/01/38	2,871,322
1,805	Fontana, CA Spl Tax Cmnty Fac Dist No 11, Ser B	6.500	09/01/28	1,573,653

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,695	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	5.850%	09/01/25	$3,070,767
3,000	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	6.000	09/01/34	2,338,290
13,540	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	5.750	06/01/47	10,561,335
37,310	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	33,981,202
12,700	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.125	06/01/47	8,914,765
17,880	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced Asset Bkd, Ser A (BHAC Insd) (c)	5.000	06/01/45	17,442,923
3,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/30	1,712,910
2,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/36	1,066,760
1,140	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	920,846
1,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	5.850	06/01/28	804,800
3,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	6.000	06/01/33	2,356,740
1,500	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.375	08/15/33	1,803,810

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$955	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.500%	08/15/34	$1,107,552
1,000	Irvine, CA Impt Bd Act 1915 Assmt Dist No 00 18 Grp 4	5.375	09/02/26	904,800
1,500	Irvine, CA Impt Bd Act 1915 Assmt Dist No 03 19 Grp 2	5.500	09/02/29	1,348,110
4,000	Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4, Ser A	5.700	09/01/34	3,162,720
4,500	La Verne, CA Ctf Partn Brethren Hillcrest Home, Ser B	6.625	02/15/25	3,890,340
655	Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades Business Pk	6.400	09/01/22	600,648
6,170	Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj, Ser A (AMT)	7.375	09/01/27	5,687,198
5,515	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (f)	6.500	03/01/28	4,554,508
2,000	Murrieta, CA Cmnty Fac Dist No 2 Oaks Impt Area, Ser B	6.000	09/01/34	1,576,600
3,645	Norco, CA Spl Tax Cmnty Fac Dist No 01-1 (Prerefunded @ 9/01/12)	6.750	09/01/22	4,315,789
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/28	765,260
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/34	728,748
4,000	Perris, CA Cmnty Fac Dist Spl Tax No 01-2, Ser A	6.375	09/01/32	3,301,400
1,710	Perris, CA Pub Fin Auth Loc Agy Rev, Ser D	7.875	09/01/25	1,709,692

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,350	Perris, CA Pub Fin Auth Rev Tax Alloc	5.350%	10/01/36	$1,738,530
4,390	Placentia, CA Pub Fin Auth Lease Rev Working Cap Fin	7.500	06/01/19	4,426,393
5,500	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	3,902,580
1,845	Riverside, CA Uni Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.600	09/01/34	1,441,997
2,500	Roseville, CA Spl Tax Fountain Cmnty Fac Dist No 1	6.125	09/01/38	2,001,225
10,275	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (c)	5.000	08/15/25	10,828,206
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (c)	5.000	08/15/26	5,246,425
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (c)	5.000	08/15/27	5,212,475
5,535	Sacramento Cnty, CA Spl Tax Cmnty Fac Dist No 05-2, Ser A	6.000	09/01/37	3,848,928
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D (h)	6.250	08/01/28	1,005,800
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D (h)	6.500	08/01/30	1,013,780

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D (h)	6.625%	08/01/39	$1,002,440
13,000	San Gorgonio Calif Mem Hlthcare Election 2006, Ser C	7.200	08/01/39	13,425,490
2,000	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.600	09/01/27	1,819,200
2,630	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.650	09/01/32	2,280,184
8,123	San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Proj, Ser A (AMT) (d)	6.400	12/01/41	5,972,842
1,000	San Marcos, CA Pub Fac Auth Spl Tax Rev, Ser A	5.650	09/01/36	793,560
3,500	Santa Cruz Cnty, CA Redev Agy Tax Alloc Live Oak Soquel Cmnty Impt, Ser A	7.000	09/01/36	3,658,620
13,300	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/36	1,275,204
10,750	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/41	654,998
21,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/47	740,460
52,500	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser C	*	06/01/56	471,450
17,500	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser D	*	06/01/56	133,875
1,475	Southern CA Logistics Arpt Auth, Ser A	6.000	12/01/33	1,288,368
3,900	Southern CA Logistics Arpt Auth, Southn CA Logistics Arpt	6.150	12/01/43	3,642,444

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$10,610	Sweetwater, CA Un High Sch Dist Election 2000, Ser C (FSA Insd) (c)	5.000%	08/01/29	$10,780,450
4,000	Temecula, CA Pub Fin Auth Spl Tax Roripaugh Cmnty Fac Dist 03 2	5.500	09/01/36	1,784,800
10,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A1	5.500	06/01/45	7,370,800
15,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A1	5.000	06/01/37	11,406,900
23,190	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A1	5.125	06/01/46	15,997,158
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,198,336
1,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	5.900	09/01/24	819,570
1,500	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	6.000	09/01/34	1,139,400
535	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.000	10/01/21	501,541
7,115	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.250	10/01/28	6,525,807
3,535	Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist, Ser A	5.800	09/01/31	2,698,866
3,920	Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake	6.250	09/01/34	3,160,030

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,060	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000%	09/01/31	$792,721
1,880	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/39	1,340,083

				430,011,044

	Colorado 3.3%
2,175	Antelope Heights Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/23	2,738,086
1,235	Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj Rfdg (AMT) (Acquired 4/16/99, Cost $1,235,000) (a)(d)	6.250	12/01/18	1,133,545
1,060	Beacon Pt Metro Dist CO, Ser A	6.125	12/01/25	801,095
1,005	Beacon Pt Metro Dist CO, Ser A	6.250	12/01/35	706,646
1,830	Bradburn Metro Dist No 3 CO	7.500	12/01/33	1,433,329
1,835	Briargate Ctr Business Impt Dist CO, Ser A	7.450	12/01/32	1,434,621
3,500	Bromley Pk Metro Dist CO No 2 (Prerefunded @ 12/01/12)	8.050	12/01/32	4,305,770
2,000	Bromley Pk Metro Dist CO No 2, Ser B (Prerefunded @ 12/01/12)	8.050	12/01/32	2,460,440
4,495	Broomfield Vlg Metro Dist No 2 CO Impt Rfdg	6.250	12/01/32	3,206,283
4,835	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.375	06/01/31	5,362,112

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Platte Academy, Ser A (Prerefunded @ 3/01/10)	7.250%	03/01/32	$2,585,950
1,005	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.000	11/01/23	965,262
810	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.125	11/01/28	768,099
1,875	Colorado Ed & Cultural Fac Montessori Sch of Denver Proj (d)	7.500	06/01/22	1,857,281
1,000	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.200	07/01/22	839,740
3,875	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	3,016,842
5,300	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	3,745,669
3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	2,190,450
9,660	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.250	05/15/42	7,853,870
120	Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)	6.800	04/01/30	122,989
1,000	Confluence Metro Dist, CO Tax Supported Rev	5.400	12/01/27	673,060

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$4,200	Confluence Metro Dist, CO Tax Supported Rev	5.450%	12/01/34	$2,639,994
5,250	Copperleaf Met Dist No 2 CO	5.950	12/01/36	3,001,267
3,080	Cross Creek Met Dist No 2 CO Ltd Tax Rfdg	6.125	12/01/37	1,984,629
5,000	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	3,757,450
1,330	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.000	05/01/21	1,192,997
990	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.125	05/01/31	726,264
2,930	Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev, Ser A	6.300	07/01/29	2,456,395
3,000	Elbert & Hwy 86 Coml Metro Dist Pub Impt Fee Rev, Ser A	7.500	12/01/32	2,247,120
3,000	Elk Valley, CO Pub Impt Pub Impt Fee, Ser A	7.350	09/01/31	2,473,860
5,300	Fronterra Vlg Metro Dist CO (Prerefunded @ 12/01/11)	8.050	12/01/31	6,191,566
1,150	High Plains Metro Dist CO, Ser A	6.125	12/01/25	804,977
1,750	High Plains Metro Dist CO, Ser A	6.250	12/01/35	1,101,713
2,605	La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort Proj Rfdg, Ser A (d)	6.875	02/01/12	2,452,087
3,605	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (AMT) (d)(e)(i)	7.000	10/01/18	1,802,500

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$135	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser B (d)(i)	6.125%	10/01/08	$68,175
10,275	Lake Creek Affordable Hsg Corp Hsg Proj Rfdg, Ser A	6.250	12/01/23	9,247,911
5,000	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.125	12/01/30	4,486,200
3,885	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	3,382,475
4,935	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (d)	5.900	10/01/37	3,443,594
6,200	Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose, Ser A	7.000	02/01/38	5,492,146
4,185	Montrose, CO Mem Hosp Brd	6.000	12/01/28	3,782,361
3,000	Montrose, CO Mem Hosp Brd	6.000	12/01/33	2,626,650
1,000	Neu Towne, CO Metro Dist (d)(j)	7.250/1.800	12/01/34	319,260
2,745	North Range Metro Dist No 1 CO Ltd Tax (Prerefunded @ 12/15/11) (Acquired 12/07/01, Cost $2,665,506) (a)	7.250	12/15/31	3,098,391
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,104,002
1,200	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/37	658,344
6,450	Northwest, CO Metro Dist No 3 Ltd Tax	6.250	12/01/35	3,477,389
6,330	Rampart Range Metro Dist No 1 Co Rev Rampart Range Metro Dist No 2 Proj (Prerefunded @ 12/01/11)	7.750	12/01/26	7,189,994

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$1,790	Rendezvous Residential Metro Dist CO (Prerefunded @ 12/01/13)	8.000%	12/01/21	$2,167,189
1,000	Serenity Ridge, CO Metro Dist No 2 (d)(j)	7.500/3.750	12/01/34	448,920
48	Skyland Metro Dist CO Gunnison Cnty Rfdg	6.750	12/01/22	45,021
520	Snowmass Vlg, CO Multi-Family Hsg Rev Rfdg, Ser A	8.000	09/01/14	518,736
2,000	Southlands, CO Med Dist Metro Dist No 1 (Prerefunded @ 12/01/14)	7.125	12/01/34	2,507,880
2,500	Tallgrass Metro Dist CO Rfdg & Impt	5.250	12/01/37	1,500,125
637	Tallyns Reach Metro Dist No 2	6.375	12/01/23	595,665
925	Tallyns Reach Metro Dist No 3	6.625	12/01/23	885,484
1,000	Tallyns Reach Metro Dist No 3	6.750	12/01/33	937,210

				139,017,080

	Connecticut 0.4%
3,405	Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj The Elm Pk Baptist Inc Proj	5.850	12/01/33	2,798,978
1,500	Connecticut St Dev Auth Indl Afco Cargo Bldg LLC Proj (AMT)	8.000	04/01/30	1,341,810
3,660	Connecticut St Hlth & Ed Fac Auth Rev Saint Mary’s Hosp Issue, Ser E	5.875	07/01/22	3,089,882
4,405	Georgetown Spl Taxing Dist Ser A (Acquired 11/16/06, Cost $4,405,000) (a)	5.125	10/01/36	2,046,651

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (continued)
$1,435	Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich Close, Ser B (d)	7.500%	09/01/27	$1,387,014
960	Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg Dev Rfdg (Acquired 9/05/96, Cost $885,288) (a)(d)	7.200	12/01/18	956,966
3,475	Mashantucket Westn Pequot Tribe, Ser A (f)	5.500	09/01/36	1,643,884
2,464	New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin Square Manor Proj (AMT) (d)	7.000	07/01/21	2,356,052

				15,621,237

	Delaware 0.1%
3,770	Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj (AMT) (d)	6.250	06/01/28	2,848,122

	District of Columbia 1.5%
5,000	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	5,248,500
12,565	District of Columbia Income Tax Rev Rfdg, Ser B (c)	5.000	12/01/25	13,824,453
1,545	District of Columbia Rev Methodist Home Issue	6.000	01/01/29	1,178,279
4,935	District of Columbia Tob Settlement Fin Corp	6.500	05/15/33	4,565,269
13,940	District of Columbia Tob Settlement Fin Corp, Ser A	*	06/15/46	418,479
67,660	District of Columbia Tob Settlement Fin Corp, Ser C	*	06/15/55	581,876

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia (continued)
$40,695	Metropolitan Washington DC Arpt Auth Sys, Ser B (FSA Insd) (c)	5.000%	10/01/36	$38,226,441

				64,043,297

	Florida 12.7%
4,750	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	3,461,942
10,500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	7,451,535
6,085	Anthem Pk Cmnty Dev Dist FL Cap Impt Rev	5.800	05/01/36	3,371,273
7,285	Bartram Pk Cmnty Dev Dist FL Assmt	5.400	05/01/37	5,202,218
9,085	Beacon Lakes, FL Cmnty Dev, Ser A	6.900	05/01/35	7,450,699
3,040	Beeline Cmnty Dev Dist FL Spl Assmt, Ser A	7.000	05/01/37	2,776,432
940	Bellalago Ed Fac Benefits, Ser B	5.800	05/01/34	733,247
1,895	Bluewaters Cmnty Dev Dist of FL	6.000	05/01/35	1,548,272
1,725	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $1,683,312) (a)	5.800	10/01/26	1,287,160
2,355	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $2,322,195) (a)	5.900	10/01/36	1,622,760
3,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.375	05/01/34	2,533,710
5,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.500	05/01/34	4,284,650

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$7,440	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000%	04/01/36	$6,020,225
1,960	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	7.000	04/01/33	2,050,278
1,865	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	7.000	04/01/39	1,945,456
9,900	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	7,951,680
7,555	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (FSA Insd) (c)	5.000	09/01/24	7,784,294
7,910	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (FSA Insd) (c)	5.000	09/01/25	8,111,863
5,000	Buckeye Pk Cmnty Dev Dist FL Cap Impt Rev, Ser A	7.875	05/01/38	2,470,150
3,500	Capital Reg Cmnty Dev Dist FL Rev Cap Impt, Ser A	7.000	05/01/39	2,630,250
3,500	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	2,426,480
2,500	Capital Tr Agy FL Rev Sub Orlando Proj (AMT)	6.750	01/01/32	1,926,400
3,115	Championsgate Cmnty Dev Dist, Ser A	6.250	05/01/20	2,729,332
3,645	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.250	08/15/23	3,458,121

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$5,840	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.375%	08/15/32	$5,476,285
8,415	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.000	05/01/38	4,449,431
1,190	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/36	664,460
2,825	Connerton West Cmnty Dev Dist FL Cap Impt Rev, Ser B	5.125	05/01/16	1,049,657
4,950	Connerton West Cmnty Dev FL, Ser A	5.375	05/01/37	2,065,684
2,000	Connerton West Cmnty Dev FL, Ser A	5.950	05/01/36	1,219,080
4,160	Cutler Cay, FL Cmnty Dev Dist	6.125	05/01/24	3,996,387
4,880	Cutler Cay, FL Cmnty Dev Dist	6.300	05/01/34	4,494,187
5,420	Double Brn Cmnty Dev Dist FL Spl Assmt, Ser A	6.700	05/01/34	5,501,517
5,690	Escambia Cnty, FL Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.000	08/01/26	4,701,875
9,250	Escambia Cnty, FL Environmental, Ser A (AMT)	5.750	11/01/27	8,302,245
10,000	Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev, Ser A (Acquired 5/28/03, Cost $9,965,746) (a)(d)	6.375	05/01/35	6,296,600
11,575	Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove Apt Proj (AMT) (d)(j)	6.500/2.250	01/01/39	6,814,434
4,610	Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt, Ser C (AMT) (d)	6.610	07/01/38	3,525,912

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$8,890	Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt, Ser G (AMT) (d)	6.600%	07/01/38	$7,289,800
11,210	Florida Hsg Fin Corp Rev Hsg Westbrook Apt, Ser U (AMT) (d)	6.450	01/01/39	8,837,403
5,585	Florida Hsg Fin Corp Rev Hsg Westchase Apt, Ser B (AMT) (d)	6.610	07/01/38	3,693,305
2,480	Fontainbleau Lakes, FL Cmnty Dev Dist, Ser A	6.000	05/01/38	1,406,606
3,110	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-2 (d)	5.250	05/01/39	1,479,334
4,900	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (d)	5.100	05/01/14	2,300,158
1,965	Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev, Ser A	7.000	05/01/33	1,887,048
210	Heritage Hbr Cmnty Dev Dist FL Rev Rec	7.750	05/01/23	164,111
1,925	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	999,691
3,500	Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj, Ser A (AMT) (d)	7.375	07/01/40	3,220,000
13,000	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	10,850,580
2,000	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac	8.000	08/15/32	2,067,560
10,500	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Univ Cmnty Hosp, Ser A	5.625	08/15/29	8,418,795

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$6,450	Hillsborough Cnty, FL Indl Dev Tampa Electric Co Proj	5.500%	10/01/23	$6,458,707
1,775	Islands at Doral FL (Prerefunded @ 5/01/13)	6.375	05/01/35	2,048,616
2,840	Islands at Doral III Cmnty 2004, Ser A	5.900	05/01/35	1,774,375
11,800	Jacksonville, FL Econ Dev Commn Hlthcare Fac Rev FL Proton Therapy Inst Rfdg (Acquired 8/09/07, 9/10/08 and 8/13/09, Cost $11,426,700) (a)	6.250	09/01/27	10,221,278
3,190	Kendall Breeze Cmnty Dev Dist	6.625	11/01/33	3,731,152
2,180	Kendall Breeze Cmnty Dev Dist	6.700	11/01/23	2,499,414
2,250	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 4/25/08, Cost $2,250,000) (a)	6.375	01/01/43	1,721,272
5,775	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B	5.200	05/01/15	1,906,905
9,320	Landmark at Doral Cmnty Dev, Ser A	5.500	05/01/38	3,077,464
3,150	Lee Cnty, FL Indl Dev Auth Hlthcare Cypress Cove Hlthpk, Ser A	6.375	10/01/25	2,574,589
6,000	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk, Ser A	6.750	10/01/32	4,660,320
3,810	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125	11/15/36	2,723,464

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.250%	06/15/27	$2,382,030
3,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	2,186,415
5,395	Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Rfdg, Ser A (d)	6.750	09/01/28	3,308,052
2,760	Marshall Creek Cmnty Dev Dist FL Spl Assmt, Ser A	7.650	05/01/32	2,766,155
105	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375	11/15/18	86,045
5,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 4/26/04, Cost $4,823,445) (a)	6.750	11/15/29	3,912,200
7,300	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 9/09/08, Cost $7,285,400) (a)	6.750	11/15/21	6,287,855
1,385	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.125	11/15/11	1,357,563
1,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.700	11/15/19	884,530
3,465	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.800	11/15/31	2,676,435

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$6,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (c)	5.250%	10/01/33	$5,648,490
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (c)	5.500	10/01/24	2,524,788
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (c)	5.500	10/01/25	3,014,760
10,645	Miami-Dade Cnty, FL Bldg Better Cmnty Prog, Ser A (AGL Insd) (c)	5.000	07/01/30	10,935,076
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (c)	5.250	05/01/26	5,164,850
10,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (c)	5.250	05/01/27	10,315,350
4,480	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.250	05/01/37	3,342,797
6,370	Midtown Miami, FL Cmnty Dev, Ser B	6.500	05/01/37	4,918,914
3,820	Miromar Lakes Cmnty Dev Dist Rfdg, Ser B	7.250	05/01/12	3,650,507
1,575	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.250	08/15/13	1,547,989
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.750	08/15/18	2,701,710
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	6.750	08/15/25	2,547,000

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$275	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000%	01/15/31	$295,435
1,168	North Springs, FL Impt Dist Spl Assmt Rev	7.000	05/01/19	1,168,023
2,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.000	08/01/32	2,237,850
2,075	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.500	08/01/24	2,001,918
4,160	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 2A	6.400	08/01/33	3,758,602
1,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 43 (Prerefunded @ 8/01/11)	6.125	08/01/31	1,664,190
85	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E (Prerefunded @ 10/01/09)	6.000	10/01/26	86,240
2,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	1,867,717
6,950	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	4,568,096
2,200	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	1,776,302
1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.375	11/15/20	1,078,690

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.500%	11/15/30	$2,160,380
4,000	Orange Cnty, FL Hlth Fac Auth Rev Rfdg Hlthcare Orlando Lutheran	5.700	07/01/26	3,069,680
2,000	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.600	04/01/24	1,770,560
355	Orange Cnty, FL Hlth Fac Auth Westminster Cmnty Care	6.500	04/01/12	357,435
2,010	Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj, Ser C	7.000	04/01/28	2,072,290
3,935	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Governors Manor Apt F-4	7.250	10/01/31	3,519,425
820	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Davis Apt Proj F-1	7.250	10/01/31	733,400
220	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase I Proj F-2	7.250	10/01/31	196,766
820	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase II Proj F-3	7.250	10/01/31	733,400
335	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Mellonville Trace Apt F-5	7.250	10/01/31	299,621

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,535	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, 11/24/99, and 3/31/00, Cost $2,550,979) (a)	7.000%	10/01/25	$2,614,295
1,350	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, Cost $1,350,000) (a)	7.000	10/01/15	1,393,497
960	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (j)	6.125/2.000	05/01/35	518,314
9,245	Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake Delray Apt Proj, Ser A (AMT)	6.400	01/01/31	7,097,017
1,780	Parklands Lee Cmnty Dev Dist FL Spl Assmt, Ser A	5.800	05/01/35	867,305
3,705	Parklands West Cmnty Dev Dist Spl Assmt, Ser A	6.900	05/01/32	3,001,161
1,140	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.700	11/01/23	1,135,223
1,700	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.750	11/01/33	1,630,555
15,050	Pier Pk, FL Cmnty Dev Dist, Ser 1	7.150	05/01/34	12,440,029
2,805	Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev	7.250	05/01/33	2,825,589
2,335	Pine Is Cmnty Dev Dist FL Spl Assmt	5.750	05/01/35	1,438,523
1,680	Pine Ridge Plantation Cmnty, Ser A	5.400	05/01/37	860,866

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$7,315	Pinellas Cnty, FL Ed Fac Auth Clearwater Christian College, Ser A (Acquired 9/05/01, Cost $6,993,214) (a)	7.250%	09/01/31	$5,832,542
4,180	Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwtr Proj	6.250	06/01/34	4,148,274
5,550	Poinciana Cmnty Dev Dist FL Spl Assmt, Ser A	7.125	05/01/31	5,302,303
890	Poinciana West Cmnty Dev Dist	5.875	05/01/22	732,684
1,500	Poinciana West Cmnty Dev Dist FL Spl Assmt	6.000	05/01/37	1,124,745
6,520	Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist, Ser C	6.750	07/01/23	6,470,122
2,460	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	1,314,575
4,815	Reunion West Cmnty Dev Dist FL Spl Assmt	6.250	05/01/36	2,119,515
3,680	Saddlebrook, FL Cmnty, Ser A	6.900	05/01/33	3,683,496
5,390	Saint John’s Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Ret, Ser A	5.625	08/01/34	4,315,935
6,250	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	4,095,750
2,070	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John’s Proj, Ser A (Prerefunded @ 1/01/10)	8.000	01/01/17	2,157,892
5,950	Sarasota Natl Cmnty Dev Dist FL Spl Assmt	5.300	05/01/39	3,225,436
2,770	Sausalito Bay Cmnty Dev Dist FL Spl Assmt	6.200	05/01/35	2,475,632

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$5,350	Seminole Tribe FL Spl Oblig Rev, Ser A (f)	5.500%	10/01/24	$4,835,009
2,745	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	1,563,689
4,865	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	4,426,031
3,500	Six Mile Creek Cmnty Dev Dist FL Cap Impt Rev	5.875	05/01/38	1,522,500
4,455	South Dade Venture Cmnty Dev	6.900	05/01/33	4,446,669
2,115	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	2,032,642
3,995	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/34	3,819,380
1,500	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,316,715
2,915	Stonebrier Cmnty Dev Dist FL	5.500	05/01/37	1,669,625
4,815	Stonegate Cmnty Dev Dist FL Spl Assmnt Rev	8.125	05/01/39	5,121,619
815	Stoneybrook West Cmnty Dev, Ser A (Prerefunded @ 5/01/10)	7.000	05/01/32	854,609
1,665	Sweetwater Creek Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.500	05/01/38	897,135
11,875	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	11,877,019
1,305	Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc (AMT)	6.500	08/01/17	1,076,038
2,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	1,499,800
10,040	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	7,108,722

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$10,570	Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev	6.000%	05/01/36	$6,411,339
1,105	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.500	05/01/23	1,076,137
1,715	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.750	05/01/33	1,645,508
2,475	Treeline Presv Cmnty Dev Dist FL Spl Assmt, Ser A	6.800	05/01/39	1,646,618
1,410	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	821,480
2,128	University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99, Cost $2,128,000) (a)	6.750	05/01/20	2,109,444
3,955	University Square Cmnty Dev Dist FL Cap Impt Rev, Ser A1	5.875	05/01/38	2,926,384
4,085	Venetian Isles, FL, Ser A	6.750	05/01/33	3,852,768
4,540	Verandah West Cmnty Dev Dist Cap Impt, Ser B	6.625	05/01/33	3,938,904
7,295	Village Cmnty Dev Dist No 8, FL Spl Assmt Rev	6.375	05/01/38	5,978,982
1,850	Vista Lakes Cmnty Dev Dist FL Cap Impt Rev, Ser A (Prerefunded @ 5/01/12)	6.750	05/01/34	2,092,850
2,645	Waterlefe Cmnty Dev Dist FL (d)	8.125	10/01/25	52,900
6,860	West Vlg Impt Dist FL Rev	5.500	05/01/38	3,448,453
1,940	West Vlg Impt Dist FL Rev Spl Assmt Unit of Dev No 3	5.500	05/01/37	930,211
7,825	World Comm Cmnty Dev Dist, Ser A (j)	6.500/2.000	05/01/36	3,155,510
1,845	World Comm Cmnty Dev Dist, Ser A1 (j)	6.250/2.000	05/01/22	763,516

				541,113,140

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 1.5%
$5,250	Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist Rfdg, Ser A	6.375%	05/15/29	$4,184,827
170	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.750	12/01/14	190,349
3,000	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.900	12/01/24	3,496,350
1,500	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.600	01/01/30	1,216,215
3,385	Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan Proj, Ser A (AMT)	6.750	07/01/30	2,578,388
8,500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.250	11/01/34	8,902,900
3,440	Fulton Cnty, GA Residential Care Saint Anne’s Ter Proj Rfdg	7.625	12/01/33	3,171,749
5,165	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	6.900	07/01/19	4,158,238
4,810	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	7.000	07/01/29	3,423,085
2,500	Medical Ctr Hosp Auth GA Rev Spring Hbr Green Isl Proj Rfdg	5.250	07/01/27	1,906,050
2,930	Renaissance On Peachtree Unit Invt Tr Ctf GA Custody Ctf (d)	6.000	10/01/25	2,023,751

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$3,225	Richmond Cnty, GA Dev Auth Environmental Impt Rev Intl Paper Co Proj, Ser A	5.150%	03/01/15	$3,140,924
1,000	Richmond Cnty, GA Dev Auth Intl Paper Co Proj Rfdg, Ser A (AMT)	6.000	02/01/25	906,970
5,000	Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc Proj, Ser A (AMT)	6.125	01/01/34	3,842,650
920	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/24	901,214
3,650	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/34	3,466,660
20,685	Tax Exempt Grantor Tr Sr Tier, Ser A (d)	6.000	10/01/25	14,804,255

				62,314,575

	Hawaii 0.7%
5,000	Hawaii PAC Hlth Spl Purp Rev, Ser A	5.600	07/01/33	4,747,650
8,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co-subsidary	6.500	07/01/39	8,389,920
5,300	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.400	11/15/17	5,503,838
4,450	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	4,515,460
2,500	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	8.000	11/15/33	2,506,175

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii (continued)
$5,000	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.300%	07/01/22	$4,858,300

				30,521,343

	Idaho 0.1%
5,350	Gooding Cnty, ID Indl Dev Corp Solid Waste Disp Rev Intrepid Technology & Res Proj (AMT) (Acquired 11/03/06, Cost $5,356,668) (a)(d)(e)	7.500	11/01/24	294,250
5,850	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (d)	6.125	11/15/37	4,211,298

				4,505,548

	Illinois 9.0%
4,600	Annawan, IL Tax Increment Rev Patriot Renewable Fuels LLC Proj (d)	5.625	01/01/18	3,238,170
3,761	Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj (d)	6.625	03/01/33	2,537,359
2,510	Aurora, IL Tax Increment Rev East River Area Tif No. 6, Ser A	6.750	12/30/27	2,072,005
4,265	Aurora, IL Tax Increment Rev River City Tif No. 3, Ser B	6.500	12/30/23	3,576,032
5,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	3,508,300
3,923	Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj (Prerefunded @ 3/01/11)	7.050	03/01/31	4,308,670
4,000	Bradley, IL Rev Tax Increment Bradley Common	6.100	01/01/27	3,117,280
70	Cary, IL Spl Tax Spl Svc Area No 1 Cambridge, Ser A (k)	7.500	03/01/10	72,134

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$872	Cary, IL Spl Tax Svc Area No 1 Cambridge, Ser A (Prerefunded @ 3/01/10)	7.625%	03/01/30	$919,123
10,000	Chicago, IL Brd Ed Dedicated, Ser B (FSA Insd) (c)	5.000	12/01/25	10,527,500
13,050	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (c)	5.000	12/01/32	13,349,954
1,735	Chicago, IL Increment Alloc Rev Diversey/Narragansett Proj	7.460	02/15/26	1,465,312
3,070	Chicago, IL Midway Arpt Rev, Ser B (FSA Insd)	5.000	01/01/21	3,140,856
155	Chicago, IL Neighborhoods Alive (FGIC Insd) (Prerefunded @ 7/01/10)	6.000	01/01/28	163,806
14,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (c)	5.000	01/01/33	13,965,560
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.625	12/01/22	3,445,320
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.750	12/01/32	3,185,040
780	Chicago, IL Tax Increment Alloc Read Dunning, Ser B (ACA Insd)	7.250	01/01/14	780,101
20,000	Cook County, IL Cap Impt, Ser B (NATL Insd) (c)	5.000	11/15/29	20,421,000
4,901	Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes Proj (Prerefunded @ 3/01/12)	6.875	03/01/32	5,642,080
4,625	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (d)	6.000	05/01/41	2,311,991
2,500	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1 (d)	5.375	03/01/16	1,384,350

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,000	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (Prerefunded @ 3/01/11)	7.750%	03/01/27	$3,361,050
2,500	Godfrey, IL Rev Utd Methodist Vlg, Ser A (d)	5.875	11/15/29	1,412,850
2,960	Hampshire, IL Spl Svc Area No 16 Spl Tax Crown Dev Prairie Ridge Proj, Ser A	6.000	03/01/46	1,530,586
4,860	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Oakstead Proj, Ser A	6.000	03/01/45	2,461,201
5,040	Hampshire, IL Spl Svc Area No 19 Spl Tax Crown Dev Prairie Ridge East, Ser A	6.000	03/01/46	2,570,148
3,250	Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Impt & Rfdg (d)	6.550	11/15/29	2,470,390
8,855	Illinois Dev Fin Auth Pollutn Ctl Rev Rfdg Cent IL, Ser C-1 (b)	5.950	08/15/26	8,200,350
575	Illinois Fin Auth Rev Bd Antic Nt Greenfields, Ser A (f)	*	02/15/12	556,962
1,500	Illinois Fin Auth Rev Bd Antic Nt Tallgrass (d)(f)	*	02/15/12	1,432,530
3,575	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	2,668,451
2,825	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	2,031,401
10,000	Illinois Fin Auth Rev Clare at Wtr Tower Proj, Ser A (d)	6.125	05/15/38	5,016,700
10,450	Illinois Fin Auth Rev Clare Oaks Proj, Ser A	6.000	11/15/39	7,316,985
2,000	Illinois Fin Auth Rev Clare Wtr Tower Proj, Ser A (d)	6.000	05/15/25	1,202,200

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,500	Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj	8.000%	11/15/16	$1,431,660
27,500	Illinois Fin Auth Rev Elmhurst Mem, Ser A	5.625	01/01/37	23,449,250
4,500	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.250	08/15/40	3,273,750
3,500	Illinois Fin Auth Rev Franciscan Cmnty Inc	5.500	05/15/37	2,224,005
3,000	Illinois Fin Auth Rev Franciscan Cmnty Inc, Ser A	5.500	05/15/27	2,145,720
2,500	Illinois Fin Auth Rev Franciscan Cmnty Saint Joseph, Ser A	6.000	05/15/34	1,745,200
4,000	Illinois Fin Auth Rev IL Inst Technology	7.125	02/01/34	4,125,440
2,640	Illinois Fin Auth Rev Kewanee Hosp Proj	5.000	08/15/26	2,021,844
6,750	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	4,958,685
5,000	Illinois Fin Auth Rev Luther Oaks Proj, Ser A	6.000	08/15/39	3,504,050
6,020	Illinois Fin Auth Rev Montgomery Place Proj, Ser A	5.750	05/15/38	4,237,960
1,400	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (d)	7.625	09/15/28	1,214,122
2,100	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (d)	7.750	09/15/38	1,785,819
14,300	Illinois Fin Auth Rev Provena Hlth, Ser A	7.750	08/15/34	14,810,367
12,500	Illinois Fin Auth Rev Rfdg Silver Cross Hosp & Med	5.500	08/15/30	10,950,500
19,235	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	20,573,371

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$10,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500%	08/01/37	$8,097,900
11,875	Illinois Fin Auth Rev Silver Cross & Med Ctrs	6.875	08/15/38	11,997,906
3,490	Illinois Fin Auth Rev Silver Cross & Med Ctrs	7.000	08/15/44	3,539,732
1,320	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,168,319
2,365	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	6.625	08/15/24	2,020,940
3,255	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	7.000	08/15/29	2,929,728
1,250	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty	5.875	12/01/31	1,029,888
5,000	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty, Ser B	6.125	12/01/28	4,528,350
750	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.200	08/15/23	598,410
3,375	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.400	08/15/33	2,554,909
6,750	Illinois Hlth Fac Auth Rev Saint Benedict, Ser 2003A (d)(e)	6.900	11/15/33	2,971,350
2,650	Illinois Hlth Fac Auth Rev, Ser A	7.000	11/15/32	2,269,725
6,008	Illinois St Real Estate Lease Ctf (ACA Insd) (Acquired 7/01/98, Cost $6,896,247) (a)	8.800	06/15/18	6,024,424
20,300	Illinois St Toll Hwy Auth Rev, Ser B (c)	5.500	01/01/33	21,623,865

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,825	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	6.250%	03/01/34	$1,268,120
1,385	Loves Pk, IL Rev Hoosier Care Proj, Ser A (d)	7.125	06/01/34	1,152,029
2,176	Manhattan, IL No 04 -1 Brookstone Springs Proj	6.100	03/01/35	1,741,975
3,867	Minooka, IL Spl Assmt Impt Lakewood Trails Proj	6.625	03/01/33	3,349,441
4,723	Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj	6.375	03/01/34	3,954,521
2,862	Minooka, IL Spl Assmt Impt Praire Ridge Proj	6.875	03/01/33	1,507,587
2,106	Montgomery, IL Spl Assmt Impt Lakewood Creek Proj (Prerefunded @ 3/01/11)	7.750	03/01/30	2,306,281
2,967	Pingree Grove, IL Spl Svc Area No 2 Spl Tax Cambridge Lakes Proj, Ser 05-2	6.000	03/01/35	1,945,254
2,228	Pingree Grove, IL Spl Svc Area No 7 Spl Tax Cambridge Lakes Proj, Ser 06-1	6.000	03/01/36	1,458,382
3,685	Pingree Grove Vlg, IL Rev Cambridge Lakes Learning Ctr	6.000	06/01/36	2,639,123
2,258	Plano, IL Spl Svc Area No 1 Lakewood Springs Proj, Ser A	6.200	03/01/34	1,848,015
3,800	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	2,003,360
4,968	Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax (Prerefunded @ 3/01/13)	6.750	03/01/33	5,807,890

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,654	Round Lake, IL Rev (Prerefunded @ 3/01/13)	6.700%	03/01/33	$4,265,643
3,130	Saint Charles, IL Spl Svc Area No 21	6.625	03/01/28	2,629,607
1,921	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	1,171,022
2,295	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.000	06/01/33	1,912,401
4,700	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.050	06/01/37	3,856,303
6,200	Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook TIF Proj	6.000	01/01/25	5,126,656
2,000	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj (d)	6.000	01/01/26	903,120
5,697	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100 Raintree Vlg Proj	6.875	03/01/33	5,079,730
2,728	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101 Windett Ridge Proj (Acquired 9/03/03, Cost $2,728,000) (a)(d)	6.875	03/01/33	1,945,691
2,900	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	2,177,088
2,268	Yorkville, IL Utd City Spl Svc Area Spl Tax No 4 104 MPI Grade Res Proj	6.375	03/01/34	1,508,560

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,360	Yorkville, IL Utd City Spl Svc No 2005-108 Autumn Creek Proj	6.000%	03/01/36	$2,099,362

				382,828,097

	Indiana 0.9%
1,500	Anderson, IN Econ Dev Rev Anderson Univ Proj (Prerefunded @ 10/01/11)	6.375	10/01/26	1,657,740
880	Delaware Cnty, IN Redev Dist Tax Increment Rev	6.875	02/01/18	880,220
5,000	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/37	4,559,150
1,500	Indiana Hlth Fac Fin Auth H Cmnty Fndtn Northwest IN, Ser A	6.250	03/01/25	1,529,625
1,000	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	5.375	03/01/19	1,006,260
2,535	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.000	03/01/34	2,456,060
3,435	Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Rfdg, Ser A	6.400	05/15/24	2,705,543
2,260	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A (d)	7.125	06/01/34	1,879,845
10,950	Indianapolis, IN Arpt Auth Rev Spl Fac Fed Ex Corp Proj Rfdg (GTY AGMT: Federal Express Co) (AMT)	5.100	01/15/17	10,089,549
3,000	North Manchester, IN Rev Peabody Retirement Cmnty Proj, Ser A (d)(e)	7.250	07/01/33	1,867,500

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$1,943	Portage, IN Spl Impt Dist Rev Marina Shores Proj (d)(j)	6.375/3.188%	03/01/35	$1,095,327
175	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/10	158,342
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/11	113,099
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/12	100,875
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/13	93,408
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/14	83,191
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/15	77,048
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/16	71,361
4,000	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.700	09/01/37	2,948,280
4,780	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.750	09/01/42	3,479,458
1,150	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.800	09/01/47	830,806
2,000	Whiting, IN Redev Dist Tax Increment Rev Std Ave Proj (d)	5.350	01/15/27	1,433,860

				39,116,547

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa 0.8%
$1,400	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000%	06/01/28	$1,430,408
3,500	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/39	3,386,635
3,850	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/43	3,689,840
2,515	Black Hawk Cnty, IA Hlthcare Fac Rev Westn Home Proj, Ser B	6.625	05/01/33	1,984,285
1,000	Bremer Cnty, IA Hlthcare & Residential Fac Rev Proj Rfdg (Prerefunded @ 11/15/09)	7.250	11/15/29	1,023,300
2,245	Des Moines, IA Sr Hsg Rev Luther Pk Apts Inc Proj	6.250	12/01/34	1,668,910
615	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/39	433,071
5,600	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/39	3,943,408
1,930	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.800	11/15/29	1,392,205
2,750	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.900	11/15/37	1,907,345
5,500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	3,872,770
1,500	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc Proj	6.150	10/01/36	1,088,325
3,480	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc, Ser C	6.000	04/01/37	2,444,422

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$4,970	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Rfdg, Ser A	5.300%	04/01/37	$3,117,979
1,250	Scott Cnty, IA Rev Ridgecrest Vlg Rfdg	5.625	11/15/18	1,128,750

				32,511,653

	Kansas 0.2%
1,500	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	1,057,320
1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/26	819,930
4,500	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	3,324,195
3,000	Overland Pk, KS Dev Corp Rev First Tier Overland Pk, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	3,282,000

				8,483,445

	Louisiana 1.1%
11,144	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	8,799,860
3,125	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Eunice Student Hsg Fndtn Proj (d)	7.375	09/01/33	2,063,344
3,852	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Hlthcare Saint James Pl Rfdg, Ser A (Prerefunded @ 11/01/09)	7.000	11/01/25	3,970,911

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$955	Louisiana Loc Govt Environment Fac Sr Air Cargo (AMT)	6.650%	01/01/25	$791,141
13,650	Louisiana Pub Fac Auth Hosp Rev Lake Charles Mem Hosp Rfdg (f)	6.375	12/01/34	10,286,230
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare (d)	6.375	10/01/20	834,470
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare (d)	6.375	10/01/28	753,510
3,000	Louisiana St Hlth Ed Auth Lambeth House Proj Rfdg, Ser A	6.200	01/01/28	2,474,100
3,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-2 (AGL Insd)	6.000	01/01/23	3,265,680
11,855	Saint John Baptist Parish, LA Rev Marathon Oil Corp, Ser A	5.125	06/01/37	10,840,212
2,000	Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj Rfdg	5.700	11/15/28	1,535,620

				45,615,078

	Maryland 2.1%
1,800	Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj, Ser A	6.250	06/01/25	1,413,108
7,000	Baltimore, MD Spl Oblig, Ser A	7.000	09/01/38	5,646,410
13,600	Brunswick, MD Spl Oblg Brunswick Crossing Spl Taxing	5.500	07/01/36	8,009,856
1,500	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth	6.625	07/01/25	1,298,940
6,000	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser A	5.950	07/01/30	4,509,900

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$400	Maryland St Cmnty Dev Admin Residential, Ser B (AMT)	5.450%	09/01/32	$400,336
6,400	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	6.500	07/01/24	5,156,416
1,375	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	7.340	07/01/24	1,162,150
2,780	Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded @ 6/01/11)	8.250	06/01/28	3,127,055
5,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000	12/01/31	2,650,400
2,000	Maryland St Hlth & Higher Ed Collington Episcopal (Prerefunded @ 4/01/11)	6.750	04/01/23	2,201,720
1,300	Maryland St Hlth & Higher Ed Fac Auth Rev	5.300	01/01/37	786,864
3,320	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	2,188,644
20,845	Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth (BHAC Insd) (c)	5.250	05/15/46	21,218,021
6,500	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	5,822,765
11,495	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	11,266,709
3,730	Montgomery Cnty, MD Econ Dev Rev Editorial Proj in Ed, Ser A (Acquired 9/28/98, Cost $3,730,000) (a)(d)	6.400	09/01/28	2,400,367

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$1,300	Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist, Ser B	6.700%	07/01/27	$1,163,890
4,000	Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II Subdist (Prerefunded @ 7/01/12)	7.000	07/01/32	4,623,480
4,000	Salisbury, MD Spl Oblig Vlg At Aydelotte Farm Proj	5.250	01/01/37	2,207,480
1,000	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.000	05/01/24	792,140
1,250	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.250	05/01/34	946,450

				88,993,101

	Massachusetts 3.6%
1,500	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	5.875	07/01/18	1,348,725
4,750	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	6.000	07/01/28	3,674,790
1,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/18	1,650,180
2,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/22	2,750,300
5,910	Massachusetts St Dev Fin Agy Criterion Child Enrichment (d)	6.750	01/01/34	4,694,254
770	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (d)	6.250	12/01/13	726,610

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$7,565	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (d)	6.750%	12/01/33	$6,105,485
2,000	Massachusetts St Dev Fin Agy First Mtg Loomis Cmnty Proj, Ser A	6.900	03/01/32	1,888,080
850	Massachusetts St Dev Fin Agy First Mtg Overlook Cmnty, Ser A	6.125	07/01/24	667,352
595	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A	6.750	07/01/18	555,385
115	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A (k)	7.500	07/01/10	121,156
5,865	Massachusetts St Dev Fin Agy Regis College	5.500	10/01/28	4,063,565
655	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	588,046
1,445	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	1,139,455
1,590	Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc (Prerefunded @ 6/01/13)	6.750	06/01/20	1,811,105
4,620	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	3,421,849
1,500	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	1,258,575
4,380	Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc (d)	6.375	07/01/29	3,471,632

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$4,630	Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance, Ser A	7.100%	07/01/32	$3,600,010
1,375	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	854,631
1,025	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser A (Prerefunded @ 7/01/10)	8.000	07/01/20	1,096,740
2,265	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser C	7.750	07/01/30	2,399,382
4,755	Massachusetts St Dev Fin Agy Rev New England Ctr for Children	6.000	11/01/19	4,093,675
6,825	Massachusetts St Dev Fin Agy Rev Rfdg First Mtg Reeds Accd Invt (d)(e)	5.750	10/01/31	713,895
3,850	Massachusetts St Dev Fin Agy Rev Sabis Intl Chrt, Ser A	8.000	04/15/39	4,116,767
2,870	Massachusetts St Dev Fin Agy Rev Whitney Academy Issue	7.500	09/01/30	2,549,105
720	Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr, Ser F	5.500	07/01/22	729,727
2,500	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser A	5.750	07/01/28	2,146,325
9,845	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser B	6.250	07/01/22	9,421,665

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$5,000	Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp, Ser B	6.750%	07/01/16	$5,097,950
9,730	Massachusetts St Hlth & Ed Fac Auth Rev Christopher House Rfdg, Ser A	6.875	01/01/29	8,342,502
2,900	Massachusetts St Hlth & Ed Fac Auth Rev Civic Invt, Ser B (Prerefunded @ 12/15/12)	9.150	12/15/23	3,641,559
23,660	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser A (c)	5.500	11/15/36	26,100,884
3,610	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.250	10/01/23	2,644,903
1,465	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.375	10/01/28	1,008,198
4,750	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser E	6.750	10/01/33	3,760,480
7,490	Massachusetts St Hlth & Ed Fac Auth Rev Lasell College, Ser A	5.625	07/01/29	5,394,073
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.250	07/01/24	803,900
3,005	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.375	07/01/34	2,256,034
5,765	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	5,110,557
7,500	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	6.250	01/15/28	5,643,075

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$5,000	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000%	07/01/33	$4,224,800
75	Massachusetts St Hlth & Ed Partn Hlthcare Sys, Ser C	5.750	07/01/32	77,118
7,055	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	5,087,078
530	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.500	10/01/15	506,553
2,000	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.750	10/01/28	1,568,100
995	Massachusetts St Indl Fin Agy Rev First Mtg Stone Inst & Newton	7.700	01/01/14	986,941

				153,913,171

	Michigan 2.5%
2,000	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/28	1,539,320
1,930	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/37	1,387,477
1,000	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/18	970,300
3,715	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/27	3,196,943
2,540	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.000	11/01/26	1,663,954

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$2,250	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.250%	11/01/31	$1,417,455
3,800	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.000	11/15/28	3,291,560
5,900	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.125	11/15/43	4,902,487
12,855	Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg	6.000	07/01/20	10,877,130
1,590	Grand Blanc Academy, MI Ctf Pt	7.750	02/01/30	1,316,377
3,000	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/33	2,526,030
3,380	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/40	2,771,735
2,845	John Tollfree Hlth Sys Corp Rfdg	6.000	09/15/23	2,285,076
3,000	Kalamazoo, MI Econ Dev Corp Rev Heritage, Ser A (Prerefunded @ 5/15/10)	7.250	05/15/25	3,200,970
1,980	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.375	05/15/27	1,420,650
2,350	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.500	05/15/36	1,543,903
1,250	Kalamazoo, MI Econ Dev Corp Rev Rfdg Ltd Oblig Heritage Cmnty	5.125	05/15/37	773,387
1,600	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	5.250	07/01/30	1,112,048

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$1,040	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.250%	07/01/40	$773,791
8,475	Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp, Ser B (Prerefunded @ 11/15/13)	5.875	11/15/34	9,899,732
9,000	Michigan St Hosp Fin Auth Rev Henry Ford Hlth Sys Rfdg, Ser A	5.250	11/15/46	7,313,130
1,750	Michigan St Hosp Fin Auth Rev Presbyterian Vlg Rfdg	5.500	11/15/35	1,186,378
3,000	Michigan St Strategic Fd Ltd Detroit Edison Poll Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	2,961,120
12,150	Michigan St Strategic Fd Ltd Oblig Rev Adj Dow Chemical Rfdg, Ser B-2	6.250	06/01/14	12,508,304
4,140	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	3,772,368
2,325	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	2,085,060
3,405	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	2,852,130
4,500	Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group (d)(e)	6.000	08/01/23	450
3,000	Star Intl Academy MI Ctf Partn	8.000	03/01/33	2,707,440
6,500	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (d)	7.500	04/01/33	3,215,810

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$3,485	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (d)	7.875%	04/01/22	$1,804,568
7,500	Western Michigan Univ Rev Gen (FSA Insd) (c)	5.000	11/15/28	7,794,600

				105,071,683

	Minnesota 4.0%
5,000	Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj (Prerefunded @ 2/01/11)	7.750	02/01/31	5,508,150
3,480	Albertville, MN Multi-Family Rev Hsg Grp For Affordable Hsg Rfdg	5.550	09/01/42	2,456,741
2,000	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	1,487,620
2,450	Baytown Twp, MN Lease Rev St Croix Prep Academy, Ser A	6.750	08/01/28	2,158,082
1,500	Baytown Twp, MN Lease Rev St Croix Prep Academy, Ser A	7.000	08/01/38	1,290,900
5,075	Brooklyn Park, MN Lease Rev Prairie Seeds Academy Proj, Ser A	9.250	03/01/39	5,368,842
1,655	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.375	09/01/26	1,274,780
2,000	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.500	09/01/33	1,452,680
2,460	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser A	6.000	10/01/28	1,977,348
2,000	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser B	6.000	10/01/33	1,544,980

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$1,220	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.500%	04/01/19	$1,289,516
2,250	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.750	04/01/29	2,385,945
2,700	Carlton, MN Hlth & Hsg Inter Faith Care Ctr Proj Rfdg	5.700	04/01/36	1,970,433
3,500	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Crest View Corp Proj Rfdg, Ser A	5.700	07/01/42	2,525,320
3,000	Coon Rapids, MN Sr Hsg Rev Epiphany Sr Ctzn Proj Rfdg	6.000	11/01/28	2,410,140
4,500	Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj, Ser B	6.100	10/01/47	3,393,450
1,365	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Com Marice Proj Rfdg, Ser A	5.000	11/01/22	1,037,509
11,200	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Highview Hills Sr Hsg Proj, Ser A	7.000	08/01/45	9,679,712
840	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.000	08/01/24	682,214
1,435	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.125	08/01/34	1,123,906
2,500	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/22	2,476,050
5,630	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/32	5,267,541

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$1,500	Falcon Heights, MN Lease Rev Kaleidoscope Charter Sch, Ser A	6.000%	11/01/37	$1,125,555
2,500	Glencoe, MN Hlthcare Fac Rev (Prerefunded @ 4/01/11)	7.500	04/01/31	2,780,700
1,900	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.375	10/01/26	1,599,135
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	728,120
3,000	Lake Crystal, MN Hsg Rev Ecumen Second Centy Rfdg	5.700	09/01/36	2,171,010
800	Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth Partn Oblig Grp Proj	5.875	12/01/29	760,432
5,475	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	4,194,562
4,345	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.750	10/01/37	3,191,576
290	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.250	11/01/16	284,270
1,320	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.625	11/01/27	1,196,936
2,050	Minneapolis, MN Rev Walker Methodist Sr Svcs, Ser A	5.875	11/15/18	1,764,640
4,950	Minneapolis, MN Rev Walker Methodist Sr Svcs, Ser A	6.000	11/15/28	3,895,006

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$1,060	Minnesota Agric & Econ Dev Evangelical	6.625%	08/01/25	$1,089,373
940	Minnesota Agric & Econ Dev Evangelical (Prerefunded @ 8/01/10)	6.625	08/01/25	1,009,212
3,500	Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj	5.650	04/01/41	2,510,725
2,150	New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC Ridgeway Proj Rfdg, Ser A (GTY AGMT)	6.000	06/01/41	1,639,998
5,000	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.500	10/01/47	4,315,400
2,500	Northwest, MN Multi-Cnty Pooled Hsg Prog Rfdg, Ser A	6.250	07/01/40	1,872,700
2,000	Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg	6.250	04/01/34	1,594,580
4,700	Orono, MN Hsg Rev Rfdg Sr Orono Woods Apt, Ser A	5.400	11/01/41	3,058,196
6,000	Oronoco, MN Multi-Family Hsg Rev Wedum Shorewood Campus Proj Rfdg	5.400	06/01/41	4,256,940
1,425	Ramsey, MN Lease Rev Pact Charter Sch Proj, Ser A	6.750	12/01/33	1,200,848
2,000	Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apts Proj (AMT) (d)	7.450	10/01/32	1,663,760
4,000	Saint Paul, MN Hsg & Redev Auth Cmnty Peace Academy Proj, Ser A	5.000	12/01/36	2,743,760

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,420	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.875%	12/01/33	$2,082,434
7,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	6,015,100
2,415	Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj, Ser A	6.750	12/01/33	2,035,121
10,360	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/30	8,649,668
3,500	Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs Proj, Ser A	7.500	12/01/31	3,238,830
1,600	Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language Academy Rfdg, Ser A	7.000	12/01/32	1,411,456
1,900	Saint Paul, MN Hsg & Redev Auth LSE Rev Higher Ground Academy Proj	8.500	12/01/38	1,926,049
4,035	Saint Paul, MN Hsg & Redev Auth Model Cities Hlth Ctr, Ser A (d)	7.250	11/01/26	3,835,469
3,600	Saint Paul, MN Hsg & Redev Auth Multi-Family Hsg Rev Marian Ctr Proj Rfdg, Ser A	5.375	05/01/43	2,459,160
2,000	Saint Paul, MN Hsg & Redev Auth Rossy & Richard Shaller, Ser A	5.250	10/01/42	1,367,040

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,000	Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj, Ser A (Prerefunded @ 12/01/10)	7.875%	12/01/30	$2,216,640
1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.750	05/01/25	1,488,554
1,000	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser B	6.000	05/01/30	841,250
7,000	Sauk Rapids, MN Hlth Care & Hsg Fac Rev Good Shepherd Lutheran Home	7.500	01/01/39	7,007,630
4,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.600	12/01/34	3,037,640
4,550	Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais Heights Rfdg (AMT)	7.000	12/01/31	3,906,312
1,650	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.850	09/01/24	1,332,788
4,500	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.875	09/01/29	3,431,250
4,775	Washington Cnty, MN Hsg & Redev Auth Hosp Fac Rev Hltheast Proj	5.500	11/15/27	3,968,598
1,450	Winona, MN Hlthcare Winona Hlth, Ser A	6.000	07/01/34	1,364,479

				171,024,761

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi 0.6%
$990	Mississippi Business Fin Corp Air Cargo Rev Bd, Ser 2004 (AMT)	7.250%	07/01/34	$783,001
7,920	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	7,418,347
4,650	Mississippi Dev Bank Spl Oblig Diamond Lakes Util Rfdg, Ser A	6.250	12/01/17	4,012,950
4,600	Mississippi Home Corp Rev Cleveland Pers Care, Ser 6A (AMT)	6.250	12/01/35	3,197,598
3,975	Mississippi Home Corp Rev Grove Apts Proj, Ser 1 (AMT) (d)	6.250	04/01/37	2,746,844
5,000	Mississippi Home Corp Rev Kirkwood Apts Proj (AMT) (d)	6.800	11/01/37	3,335,800
2,465	Mississippi Hosp Equip & Fac & Impt Hosp South Cent Rfdg	5.250	12/01/31	1,981,786
1,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/23	924,460
2,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/29	1,745,140

				26,145,926

	Missouri 2.4%
1,000	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.000	05/01/22	895,890
4,750	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.200	05/01/33	3,865,265
1,000	Arnold, MO Real Ppty Tax Arnold Triangle Redev Proj, Ser A	7.750	05/01/28	1,020,840

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$4,500	Arnold, MO Sales Tax Increment Rev Arnold Triangle Redev Proj, Ser B	6.500%	05/01/20	$4,604,490
3,600	Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Rfdg, Ser A	6.500	10/01/22	3,197,232
16,300	Branson, MO Regl Arpt Trans Dev Dist Arpt Rev, Ser B (AMT)	6.000	07/01/37	10,659,874
3,000	Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj	5.900	05/01/28	2,298,690
245	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc	5.750	06/01/32	221,419
30	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.750	06/01/32	33,492
1,500	Carthage, MO Hosp Rev	5.875	04/01/30	1,106,280
5,755	Carthage, MO Hosp Rev	6.000	04/01/38	4,006,286
3,000	Chesterfield, MO Indl Dev Auth Sr Living Fac Rev Willows at Brooking Pk Proj, Ser A (Prerefunded @ 6/01/10)	6.625	12/01/31	3,135,840
3,190	Dardenne Town Square, MO Trans Dev Dist Sales Tax, Ser A	5.000	05/01/36	1,599,594
2,390	Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Phase I Proj, Ser A	6.750	04/01/33	1,924,954
2,755	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg (d)	6.200	06/01/29	2,196,699

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$965	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000%	10/01/21	$1,087,613
3,640	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/12)	6.125	10/01/21	4,135,331
1,000	Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj (d)	5.000	04/01/17	862,800
3,450	Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg	5.900	08/15/23	2,806,057
3,000	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.500	02/15/29	2,720,430
1,500	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.750	02/15/35	1,355,670
1,260	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	940,489
1,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.250	01/01/24	796,820
4,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.500	01/01/35	3,003,000
351	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser A (AMT) (d)	6.950	04/15/15	337,508

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,442	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser B (AMT) (d)	7.250%	10/15/38	$1,181,748
180	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (d)	7.550	06/15/12	183,031
990	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (d)	7.550	06/15/22	930,491
3,430	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (d)	7.550	06/15/35	2,985,644
2,000	Kansas City, MO Indl Dev Plaza Lib Proj	5.900	03/01/24	1,638,140
911	Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj, Ser A (AMT) (d)	6.450	05/01/40	684,844
1,000	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.500	12/01/24	967,840
1,500	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.625	12/01/28	1,424,655
3,760	Missouri St Dev Fin Brd Infrastructure Fac Rev Branson Landing Proj, Ser A	5.000	06/01/35	3,120,086
5,000	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/31	5,616,300

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,895	Osage Beach, MO Tax Increment Prewitts Point Proj (d)	6.750%	05/01/23	$2,428,992
5,200	Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty Saint Joseph Proj	7.000	08/15/32	4,523,064
4,600	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj, Ser A (Prerefunded @ 11/15/13)	6.625	11/15/35	5,502,382
2,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	1,608,960
4,400	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	3,274,920
225	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	232,067
3,065	Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired 1/12/99, Cost $3,006,098) (a)	6.500	12/01/28	2,529,820
5,600	Valley Pk, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj	6.150	12/01/33	4,121,208

				101,766,755

	Nevada 1.9%
3,000	Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg	5.850	01/01/22	2,370,210
5,240	Clark Cnty, NV Assisted Living Homestead Boulder City Proj	6.500	12/01/27	4,758,968

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$1,905	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.100%	08/01/18	$1,628,851
2,625	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt (d)	6.375	08/01/23	2,084,880
2,500	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser B (AMT)	5.900	10/01/30	2,258,775
11,190	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser C	5.500	10/01/30	9,932,244
24,630	Clark Cnty, NV Sch Dist Ltd Tax Bldg, Ser A (c)	5.000	06/15/24	25,423,948
5,600	Director St NV Dept Business & Ind Las Vegas Monorail Proj Second Tier (d)(e)	7.375	01/01/40	56,000
920	Henderson, NV Loc Impt Dist No T 13, Ser A	6.800	03/01/22	801,955
3,255	Henderson, NV Loc Impt Dist No T 13, Ser B	6.900	03/01/22	2,862,154
3,600	Henderson, NV Loc Impt Dist No T 18 (d)	5.300	09/01/35	1,302,120
1,355	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.250	06/01/24	916,454
8,100	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	8.000	06/15/30	8,821,548
250	Las Vegas, NV Spl Impt Dist No Elkhorn Springs	8.000	09/15/13	256,615
2,795	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt Anthem at Mesquite	6.150	08/01/37	1,717,388
4,315	Reno, NV Spl Assmt Dist No 4 Somersett Pkwy	6.625	12/01/22	3,534,503

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$3,800	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (f)	6.500%	06/15/20	$3,169,352
14,000	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (f)	6.750	06/15/28	10,525,620

				82,421,585

	New Hampshire 0.5%
4,000	New Hampshire Higher Ed & Hlth Fac Auth Rev New England College (d)	6.125	03/01/19	3,422,960
1,035	New Hampshire Hlth & Ed Fac Auth Rev Havenwood-Heritage Heights, Ser A	5.350	01/01/26	858,357
750	New Hampshire Hlth & Ed Fac Auth Rev Havenwood-Heritage Heights, Ser A	5.400	01/01/30	585,938
1,735	New Hampshire Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,600,485
1,570	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/23	1,567,048
4,600	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/33	4,319,308
1,055	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.500	07/01/25	961,253
1,150	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.875	07/01/34	1,028,204

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (continued)
$1,855	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $1,815,319 (a)(d)	7.750%	06/01/14	$1,807,493
3,000	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	3,094,710
140	New Hampshire St Hsg Fin Auth Single Family Rev, Ser D (AMT)	5.900	07/01/28	140,242

				19,385,998

	New Jersey 3.0%
2,000	Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper Hlth, Ser A	5.750	02/15/34	1,603,760
6,000	New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac, Ser A (Prerefunded @ 11/15/11)	7.250	11/15/21	6,753,720
3,450	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.125	07/01/23	2,779,492
5,800	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.250	07/01/33	4,341,126
2,355	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.750	10/01/23	1,925,683
600	New Jersey Econ Dev Auth First Mtg Hamilton Continuing Care, Ser A (Prerefunded @ 11/01/10)	8.350	11/01/30	662,172
1,500	New Jersey Econ Dev Auth First Mtg Presbyterian, Ser A	6.375	11/01/31	1,174,770

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$6,000	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	7.750%	04/01/33	$6,748,080
1,250	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/23	1,410,950
3,500	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/31	3,950,660
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	2,194,600
1,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.000	11/15/15	1,094,440
1,440	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.125	11/15/23	1,578,053
4,000	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	3,714,320
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	5.875	07/01/28	1,340,565
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	1,292,010
1,560	New Jersey Econ Dev Auth Rev First Mtg Presbyterian, Ser A	6.250	11/01/20	1,352,879
1,012	New Jersey Econ Dev Auth Rev First Mtg The Millhouse Proj, Ser A (d)	7.500	04/01/15	851,661

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,190	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT) (d)	6.125%	06/01/18	$912,290
655	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT) (d)	6.750	07/01/19	550,174
4,895	New Jersey Econ Dev Auth Rev Sr Mtg Arbor, Ser A	6.000	05/15/28	3,711,487
7,615	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/19	6,590,859
21,565	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/29	17,379,665
4,000	New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig	5.750	07/01/29	3,090,640
4,385	New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp, Ser A (Prerefunded @ 7/01/13)	5.750	07/01/23	5,007,056
370	New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc Cherry Hill Proj	7.750	07/01/10	366,888
5,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	3,890,950
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY Hlthcare	6.625	07/01/31	796,050
327	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.000	07/01/13	8,179

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$434	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.500%	07/01/23	$10,845
2,531	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.625	07/01/36	63,264
875	New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg (d)	7.250	07/01/14	838,714
7,910	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	7,230,452
1,000	New Jersey Hlthcare Fac Fin Inst Inc Cherry Hill Proj	8.000	07/01/27	780,560
9,475	Tobacco Settlement Fin Corp NJ, Ser 1A	4.500	06/01/23	8,740,782
4,000	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/29	3,182,960
28,565	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	19,554,171

				127,474,927

	New Mexico 0.4%
1,300	Bernalillo Cnty, NM Multi-Family Hsg Sr Solar Villas Apt, Ser F (d)	7.250	10/15/22	1,208,571
1,495	Cabezon Pub Impt Dist NM	6.300	09/01/34	1,003,384
3,660	New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt, Ser A (AMT) (d)	6.850	12/01/31	3,007,898
2,215	New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr, Ser A (d)	7.500	12/01/30	2,040,037

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (continued)
$2,560	RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt Proj Rfdg, Ser A (GNMA Collateralized) (d)	7.125%	12/15/27	$2,252,493
3,225	San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr, Ser A (AMT) (d)	7.250	12/01/31	2,767,695
3,250	Santa Fe Cnty, NM Proj Rev El Castillo Retirement, Ser A	5.625	05/15/25	2,881,645
750	Ventana West Pub Impt Dist NM	6.875	08/01/33	568,290

				15,730,013

	New York 5.5%
2,270	Amherst, NY Indl Dev Agy Sharry Zedek Proj Rfdg, Ser A (d)	7.000	06/15/36	1,942,552
375	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (k)	7.750	11/15/10	393,146
1,000	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	1,096,660
4,760	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	6.375	12/01/37	3,605,795
1,340	Brookhaven, NY Indl Dev Agy Sr Woodcrest Estates Fac, Ser A (AMT)	6.250	12/01/23	1,123,014
3,180	Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Rfdg, Ser A	7.500	03/01/29	2,929,098

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.750%	05/01/23	$1,813,420
5,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.875	05/01/33	4,187,650
635	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.000	11/15/15	686,664
1,570	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.550	11/15/32	1,745,102
1,000	Mount Vernon, NY Indl Dev Agy Civic Fac Rev	6.200	06/01/29	857,410
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.500	01/01/27	2,226,702
25,800	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	20,323,176
12,550	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	10,156,338
3,000	New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj	6.375	07/01/33	2,428,920
2,650	New York City Indl Dev Agy Civic Fac Rev Spl Pl Inc Proj, Ser A	7.000	01/01/33	2,334,888
30,900	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	27,671,877

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$21,760	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500%	03/01/35	$16,539,558
315	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser A (ACA Insd)	5.375	06/01/23	291,980
5,000	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser C	6.800	06/01/28	5,148,250
5,000	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000	01/01/26	4,847,700
7,500	New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)	7.950	01/01/28	6,733,725
2,500	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $2,500,000) (a)(d)(e)(l)	6.125	02/15/19	2,500
2,125	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.125	12/01/29	1,781,303
7,275	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.250	12/01/37	5,904,608
10,100	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	9,347,752
2,500	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.500	07/01/23	2,358,725
4,695	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.750	07/01/28	4,358,415

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$4,000	New York St Dorm Auth Rev Winthrop Univ Hosp Assn, Ser A	5.500%	07/01/23	$3,773,960
15,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (c)(h)	5.000	06/15/30	15,892,350
14,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (c)	5.000	06/15/34	14,458,780
15,000	New York St Urban Dev Corp Rev St Pers Income Tax, Ser B-1 (c)	5.000	03/15/36	15,307,800
1,380	Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Impt & Rfdg, Ser A	7.600	09/01/15	1,356,333
1,250	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser A	5.875	12/01/29	1,014,975
1,520	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser B	6.000	12/01/19	1,361,221
4,000	Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr Proj, Ser A	7.000	08/01/31	3,333,800
125	Oswego Cnty, NY Indl Dev Agy Civic Fac Rev Sub Saint Luke Residential Hlth, Ser B	7.000	02/01/12	125,248
9,555	Port Auth NY & NJ Cons 144th (c)	5.000	10/01/35	9,865,060
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (f)	5.000	12/01/23	756,240

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$3,500	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastn Long Is Hosp Assn (f)	5.500%	01/01/37	$2,259,880
985	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Gurwin Jewish Phase II	6.700	05/01/39	766,960
955	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/20	974,511
2,000	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/30	2,024,420
4,000	Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living Proj (AMT)	6.375	01/01/39	2,812,360
4,345	Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew Academy Spl Children	7.500	06/01/32	3,843,935
1,350	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	1,281,029
2,325	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/31	2,044,931
3,750	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Civic Fac	6.850	12/01/31	3,351,338
5,000	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	4,184,600
2,000	Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc, Ser A (Prerefunded @ 7/01/10)	7.375	07/01/30	2,149,320

				235,775,979

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina 1.1%
$1,000	Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl Paper Co Proj, Ser A (AMT)	5.900%	09/01/25	$923,580
5,125	Johnston, NC Mem Hosp Auth Mem Hosp Auth (FSA Insd) (c)	5.250	10/01/28	5,285,515
8,000	Johnston, NC Mem Hosp Auth Mem Hosp Auth (FSA Insd) (c)	5.250	10/01/36	8,132,320
1,000	North Carolina Med Care Commn First Mtg Arbor Acres Cmnty Proj (Prerefunded @ 3/01/12)	6.250	03/01/27	1,126,420
7,050	North Carolina Med Care Commn First Mtg Baptist Retirement, Ser A	6.400	10/01/31	5,631,117
3,000	North Carolina Med Care Commn First Mtg Forest at Duke Proj (Prerefunded @ 9/01/12)	6.375	09/01/32	3,423,180
2,500	North Carolina Med Care Commn First Mtg Salemtowne Proj (Prerefunded @ 4/01/11)	6.625	04/01/31	2,739,700
1,250	North Carolina Med Care Commn First Mtg Utd Methodist Homes (Prerefunded @ 10/01/09)	7.250	10/01/32	1,269,112
5,005	North Carolina Med Care Commn Hlthcare Fac Rev Pennybyrn at Maryfield, Ser A	6.125	10/01/35	3,432,029

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$9,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Givens Estates Proj, Ser A (Prerefunded @ 7/01/13)	6.500%	07/01/32	$11,303,385
6,755	North Carolina Med Care Commn Retirement Fac Rev First Mtg Vlg at Brookwood Rfdg	5.250	01/01/32	4,514,367

				47,780,725

	North Dakota 0.3%
2,610	Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg Lutheran Rfdg (d)	6.100	10/01/23	1,822,798
495	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.250	09/01/21	391,480
765	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.400	09/01/26	582,716
2,120	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.600	09/01/31	1,571,980
1,545	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	1,135,359
2,400	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,625,424
2,840	Lincoln, ND Muni Indl Dev Act Mo Slope Lutheran Care Ctr Proj	5.350	11/01/41	1,784,940
4,150	Traill Cnty, ND Hlthcare Rev Hillsboro Med Ctr	5.500	05/01/42	2,648,779

				11,563,476

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio 3.3%
$13,255	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (d)	6.500%	09/01/36	$9,318,928
1,500	Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp, Ser A	5.375	11/15/24	1,410,045
4,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	6.900	11/15/23	3,611,320
7,650	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	6,378,187
26,065	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	23,472,836
2,270	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.375	06/01/24	2,098,706
21,870	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	6.500	06/01/47	17,634,656
15,185	Buckeye, OH Tob Settlement Fin Auth Cap Apprec Sr Turbo, Ser A-2	5.875	06/01/47	11,200,608
17,340	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.750	06/01/34	13,766,919
17,900	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.875	06/01/30	15,175,799
2,550	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	2,092,836
5,000	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.350	12/01/31	4,517,700

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,355	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750%	05/15/27	$997,063
3,000	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/37	2,085,630
3,645	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/42	2,325,255
2,500	Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj, Ser C	6.250	05/15/32	1,906,375
3,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	3,047,610
4,000	Dayton, OH Spl Fac Rev Air Fght Cargo Day LLC Proj (AMT)	6.300	04/01/22	3,190,840
2,000	Dayton, OH Spl Fac Rev Air Fght, Ser D (AMT)	6.200	10/01/09	2,004,620
1,955	Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill Washington Pk Apt (AMT) (d)(e)	7.750	10/01/21	886,866
1,000	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.550	08/15/24	1,002,680
500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.625	08/15/30	500,295
3,000	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood (d)	6.200	12/01/31	2,031,510

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$5,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750%	01/15/39	$5,195,100
920	Pinnacle Cmnty Infrastructure Fac, Ser A	6.000	12/01/22	699,044
2,000	Pinnacle Cmnty Infrastructure Fac, Ser A	6.250	12/01/36	1,318,540
1,500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	1,328,880
1,670	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.200	11/01/27	1,430,539
2,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.350	11/01/37	1,656,400

				142,285,787

	Oklahoma 0.6%
3,405	Atoka Cnty, OK Hlthcare Auth Hosp Rev Atoka Mem Hosp	6.625	10/01/37	2,739,731
4,000	Chickasaw Nation, OK Hlth Sys (f)	6.250	12/01/32	3,470,000
1,470	Citizen Potawatomi Nation, OK, Ser A	6.500	09/01/16	1,414,890
1,990	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A (Prerefunded @ 4/01/10)	7.600	04/01/30	2,072,963
1,000	Oklahoma Cnty, OK Fin Auth Rev Retirement Fac Concordia, Ser A	6.000	11/15/38	782,050
3,500	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.000	12/01/27	2,884,735

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$7,695	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.125%	12/01/36	$6,003,023
5,000	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.375	07/01/21	5,066,700
500	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.600	07/01/31	498,225

				24,932,317

	Oregon 0.7%
870	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (d)	6.000	08/01/14	842,847
4,000	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (d)	6.875	08/01/28	3,294,600
1,600	Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest Glen, Ser A (d)	7.500	09/01/27	1,474,480
3,500	Gilliam Cnty, OR Solid Waste Disp Rev Waste Mgmt Proj Conv (AMT)	5.250	07/01/29	3,176,915
7,400	Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg (Acquired 5/16/03 and 11/17/03, Cost $7,236,920) (a)	6.500	12/01/29	7,074,696
3,443	Oregon St Hlth Hsg Ed & Cultural Fac Auth, Ser A (AMT) (d)	7.250	06/01/28	2,997,109

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oregon (continued)
$9,925	Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement Cmnty (Prerefunded @ 12/01/13)	7.000%	12/01/34	$12,045,278

				30,905,925

	Pennsylvania 4.5%
1,000	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	5.875	08/15/18	882,710
4,500	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	6.000	08/15/28	3,406,545
7,050	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.000	11/15/28	4,705,734
26,500	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	17,055,135
1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South Hills Hlth Sys, Ser B (Prerefunded @ 5/01/10)	6.625	05/01/20	1,035,110
6,520	Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Fght Cargo Fac Pit LLC (AMT)	7.750	09/01/31	5,553,736
1,695	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	1,335,592
3,500	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	2,580,865
4,275	Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj, Ser A	7.000	01/01/34	3,572,062

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$4,600	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250%	01/01/35	$3,546,922
1,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.100	05/01/14	958,490
900	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.200	05/01/19	789,876
2,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.300	05/01/29	1,539,480
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	930,840
2,500	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	2,079,050
8,000	Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp, Ser A	6.750	07/01/31	7,485,040
2,250	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.250	07/01/24	2,657,925
2,200	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.625	07/01/34	2,621,366
4,050	Chester Cnty, PA Indl Dev Auth Wtr Fac Rev Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	02/01/40	3,637,062
2,500	Crawford Cnty, PA Hosp Auth Sr Living Fac Rev	6.250	08/15/29	1,986,900

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$4,000	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place, Ser A (e)	6.000%	01/15/25	$2,720,240
5,500	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	4,154,260
1,000	Delaware Cnty, PA Auth First Mt White Horse Vlg Proj, Ser A (Prerefunded @ 7/01/10)	7.625	07/01/30	1,066,710
1,500	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.875	07/01/31	1,170,045
1,900	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	1,391,047
470	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser A	5.400	09/01/16	457,075
6,450	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser B	6.000	09/01/36	5,308,027
4,530	Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph’s Med Ctr	6.200	07/01/26	3,769,549
2,200	Indiana Cnty, PA Indl Dev Auth Pollutn Ctl Rev PSEG Pwr LLC Proj Rfdg (AMT)	5.850	06/01/27	2,088,108
1,650	Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg Proj, Ser A (Prerefunded @ 5/01/10)	7.625	05/01/31	1,745,782
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc (d)	7.750	11/01/33	2,786,010

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc Proj, Ser A (d)	6.000%	12/15/23	$2,481,840
3,000	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (d)	6.000	11/01/18	2,258,280
6,085	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (d)	6.000	11/01/23	4,016,648
1,655	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.100	06/01/18	1,393,560
4,000	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	2,914,120
4,180	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Impt & Rfdg	6.875	04/01/36	3,352,485
873	Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp Proj Rfdg, Ser A	6.000	12/01/10	872,991
2,890	Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric, Ser A	8.375	07/01/23	2,890,029
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125	02/01/28	1,031,535
15,255	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	10,197,662

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,850	Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy (d)	7.750%	09/01/14	$1,851,258
1,600	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,546,992
2,145	Northeastern, PA Hosp & Ed Auth Hlthcare Rev (d)	7.125	10/01/29	1,832,581
2,900	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.125	11/01/21	2,681,833
1,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.375	11/01/41	918,570
2,650	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.500	11/01/16	2,650,663
1,529	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser A (AMT)	6.750	12/01/36	1,498,389
14,090	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	13,807,918
9,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT)	6.750	12/01/36	8,819,820
1,565	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (c)	6.000	01/15/31	1,601,574
2,000	Pennsylvania St Higher Ed Fac La Salle Univ	5.500	05/01/34	1,812,400
985	Pennsylvania St Higher Ed Student Assn Inc Proj, Ser A	6.750	09/01/32	910,672

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,600	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.500%	11/15/18	$2,000,700
5,485	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.600	11/15/28	3,230,226
8,500	Philadelphia, PA Auth for Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	7,425,430
560	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (d)	6.125	01/01/13	526,686
4,000	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (d)	7.250	01/01/21	3,703,760
4,300	Susquehanna Area Regl Arpt Auth PA Sys Rev, Ser A (AMT)	6.500	01/01/38	3,749,127
2,500	Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone, Ser B (Prerefunded @ 11/15/10)	8.000	11/15/23	2,731,625

				189,726,667

	Rhode Island 0.1%
2,000	Rhode Island St Econ Dev Corp Rev Oblig Providence Pl	7.250	07/01/20	1,746,740
1,345	Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg, Ser A	6.875	05/01/22	1,232,181

				2,978,921

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina 1.3%
$2,300	Georgetown Cnty, SC Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (GTY AGMT)	5.950%	03/15/14	$2,342,389
2,465	Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist, Ser B (Acquired 5/19/06, Cost $2,465,000) (a)	5.750	12/01/37	994,381
4,080	Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev	5.250	12/01/30	3,678,610
1,700	Medical Univ SC Hosp Auth Rfdg, Ser A (Prerefunded @ 8/15/12)	6.375	08/15/27	1,956,088
10,995	Piedmont Muni Pwr Agy SC Elec Rev (NATL Insd)	5.375	01/01/25	12,484,163
7,000	Richland Cnty, SC Environmental Impt Rev Intl Paper, Ser A (AMT)	6.100	04/01/23	6,709,290
208	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (k)	6.750	11/15/10	216,443
500	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (Prerefunded @ 11/15/10)	7.500	11/15/20	551,695
495	South Carolina Jobs Econ Dev Auth Fac Rev Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	579,486
2,500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	1,824,575

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$9,900	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250%	08/01/31	$9,522,909
5,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance, Ser A	6.125	08/01/23	4,969,650
1,200	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	899,796
1,700	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/37	1,179,732
5,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	3,215,950
4,005	South Carolina Jobs Econ Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	4,688,573

				55,813,730

	South Dakota 0.5%
3,750	Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj, Ser A (Prerefunded @ 12/01/12)	7.000	12/01/35	4,389,337
2,000	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.375	12/01/27	1,427,540
2,315	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.500	12/01/35	1,526,071
6,285	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/26	4,417,664
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/33	2,069,828

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota (continued)
$1,750	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.625%	11/15/23	$2,033,797
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.750	11/15/33	3,789,760

				19,653,997

	Tennessee 1.8%
1,200	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/19	1,065,060
1,000	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/24	815,990
8,330	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A	5.500	07/01/36	7,561,391
5,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/25	5,722,700
7,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/33	8,011,780
1,200	Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev Appalachian Christian Vlg Proj, Ser A	6.250	02/15/32	916,224
7,000	Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist Hlth Sys East TN	6.500	04/15/31	7,071,050

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$2,235	Memphis, TN Hlth Ed & Hsg Fac Brd Multi-Family Hsg Rev (AMT)	6.700%	11/01/37	$1,712,949
4,850	Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg	5.650	07/01/24	3,649,576
1,900	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.000	12/01/23	1,646,350
8,000	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.250	12/01/34	6,907,040
6,265	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Methodist Hlthcare (c)	6.500	09/01/21	7,226,678
3,735	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Methodist Hlthcare (c)	6.500	09/01/21	4,308,323
1,725	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Residential Care Germantown Vlg, Ser A	6.375	12/01/13	1,637,543
3,700	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines, Ser A	6.375	11/15/25	3,210,231
4,500	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj (Prerefunded @ 9/01/12)	6.250	09/01/32	5,126,490
10,200	Trenton, TN Hlth & Ed Fac Brd Rev RHA Trenton MR Inc Proj	9.250	04/01/39	10,300,572

				76,889,947

	Texas 8.0%
1,805	Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)	7.250	01/01/25	1,490,876

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,775	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.500%	10/01/23	$3,039,781
2,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	6.750	11/15/28	1,665,400
5,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	7.000	11/15/33	3,985,150
2,750	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	2,388,787
7,660	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	4,501,935
1,700	Atlanta, TX Hosp Auth Fac Rev	6.750	08/01/29	1,406,682
7,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (f)	5.750	01/01/34	4,997,370
1,935	Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr, Ser A (j)	6.750/5.063	04/01/27	1,323,850
750	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.125	07/01/22	851,130
1,000	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.300	07/01/32	1,139,670

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,280	Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt Proj, Ser A (AMT) (d)	7.000%	01/01/39	$2,649,289
20,000	Bexar Cnty, TX Oblig, Ser A (c)(h)	5.000	06/15/33	20,528,300
1,295	Brazos Riv Auth TX Rev Reliant Energy Inc Proj Rfdg, Ser A (b)	5.375	04/01/19	1,295,194
12,000	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (b)	5.950	05/15/33	10,507,080
6,000	Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg	7.250	04/01/32	6,095,460
3,000	Dallas-Fort Worth, TX Intl Arpt Impt Jt, Ser A (NATL Insd) (AMT)	6.000	11/01/32	3,001,770
4,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.250	11/01/28	4,005,320
8,000	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.000	09/01/25	7,097,760
5,000	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.125	09/01/34	4,313,600
920	Grand Prairie, TX Hsg Fin Corp (d)(j)	7.500/3.750	07/01/17	762,432
1,000	Grand Prairie, TX Hsg Fin Corp (d)(j)	7.625/3.813	01/01/20	788,720
7,390	Grand Prairie, TX Hsg Fin Corp (d)(j)	7.750/3.100	01/01/34	5,203,964
1,975	Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.500	01/01/24	1,623,331

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,170	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.375%	10/01/21	$1,180,471
2,070	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/26	2,070,414
780	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/29	768,776
1,830	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.375	10/01/21	2,108,270
1,220	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.500	10/01/29	1,410,113
6,500	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	6,314,165
1,050	Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)	5.700	04/01/32	914,875
3,155	HFDC Cent TX Inc Retirement Fac Rev, Ser A	5.750	11/01/36	2,156,695
4,300	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/27	3,336,370
9,800	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/37	6,708,590
8,100	HFDC Cent TX Inc Retirement, Ser A	5.625	11/01/26	5,990,922

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,500	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000%	02/15/33	$1,264,125
2,000	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/38	1,644,140
6,580	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/23	6,851,359
3,670	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/24	3,796,945
6,800	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/25	6,995,228
3,000	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/26	3,066,465
3,310	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser C (AMT)	5.700	07/15/29	2,379,559
3,980	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/21	3,535,155
13,400	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/29	11,457,670
1,100	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	7.375	07/01/22	1,024,903
500	Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty, Ser A (Prerefunded @ 2/15/14)	7.000	02/15/23	593,025
3,980	Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.375	01/01/23	3,258,864
23,200	Lone Star College Sys TX (c)(h)	5.000	08/15/34	23,896,812
2,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.500	07/01/26	2,004,175
10,000	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.625	07/01/36	7,747,000

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,500	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500%	02/15/37	$1,860,725
13,835	Matagorda Cnty, TX Nav Dist No1 Pollutn Ctl Rev Rfdg-Aep TX (AMBAC Insd)	4.400	05/01/30	10,739,419
8,460	Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj	6.500	12/01/30	6,252,701
1,000	Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr, Ser A (Prerefunded @ 2/15/10)	7.625	02/15/28	1,042,090
500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	6.625	01/01/11	502,910
2,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,193,075
2,000	Midlothian, TX Dev Auth Tax (Acquired 12/02/04, Cost $2,000,000) (a)	6.200	11/15/29	1,592,340
2,000	Midlothian, TX Dev Auth Tax (Prerefunded @ 5/15/11)	7.875	11/15/26	2,265,900
5,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	5,207,150
3,505	Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine Hallow (d)	8.000	03/01/28	3,002,523
3,500	Sabine River Auth TX Pollutn Ctl Rev TXU Elec Co Proj Rfdg, Ser B (AMT) (b)	5.750	05/01/30	2,844,275

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$23,260	San Antonio, TX Convention Ctr Hotel Fin Corp Contract Rev Empowerment Zone, Ser A (AMBAC Insd) (AMT)	5.000%	07/15/39	$18,762,214
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig Group	5.125	05/15/37	3,032,320
2,000	Texas St Pub Fin Auth Sch Excellence Ed Proj, Ser A (Acquired 12/02/04, Cost $1,986,049) (a)	7.000	12/01/34	1,665,740
1,000	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/22	1,140,540
4,375	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/34	4,989,863
15,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser A (c)	5.000	07/15/25	16,166,625
6,200	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000	07/01/29	4,911,764
3,110	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg	5.250	11/01/32	2,567,056
7,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	5,740,490
10,000	University, TX Univ Rev Fin Sys, Ser D (c)	5.000	08/15/29	11,446,700
15,000	University, TX Univ Rev Fin Sys, Ser D (c)	5.000	08/15/34	17,170,050

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$7,390	Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Rfdg, Ser A	6.250%	01/01/28	$5,809,353
4,500	Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj (d)	7.500	12/01/29	4,018,320

				342,062,080

	Utah 0.7%
1,396	Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000 1	8.250	02/01/21	1,341,361
500	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (d)(e)(i)	7.600	09/01/06	35,000
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (d)(e)(i)	7.800	09/01/15	70,000
6,965	Mountain Regl Wtr Spl Svc Dist UT Spl Impt Dist No 2002-1	7.000	12/01/18	6,452,515
15,280	Tooele Cnty, UT Hazardous Waste Treatment Rev Un Pac Proj, Ser A (AMT)	5.700	11/01/26	14,969,205
5,000	Utah St Charter Sch Fin Auth George Washington Academy, Ser A	7.000	07/15/40	4,238,850
2,255	Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj, Ser A (d)	6.875	07/01/27	1,840,666

				28,947,597

	Vermont 0.3%
2,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	1,580,540
1,215	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj (Prerefunded @ 10/01/09)	6.500	10/01/14	1,220,674

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Vermont (continued)
$4,130	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj (Prerefunded @ 10/01/09)	6.625%	10/01/29	$4,149,741
1,290	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.375	06/15/22	1,187,187
2,170	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.500	06/15/32	1,768,094
105	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.000	12/15/09	105,221
1,930	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.125	12/15/14	1,923,766
1,325	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.250	12/15/19	1,234,887

				13,170,110

	Virginia 1.9%
2,500	Albemarle Cnty, VA Indl Dev Auth Residential Care Fac, Ser A (Prerefunded @ 1/01/12)	6.200	01/01/31	2,787,650
495	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser A	6.750	03/01/22	409,682
2,211	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser B	7.000	03/01/32	1,648,721
10,000	Broad Str Cmnty Dev Auth VA	7.500	06/01/33	7,836,400
1,461	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.600	03/01/25	1,171,459
7,986	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.750	03/01/34	5,932,959

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$5,000	Celebrate, VA South Cmnty Dev Celebrate VA South Proj	6.250%	03/01/37	$3,385,850
3,000	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.125	12/01/30	2,409,810
3,500	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.250	12/01/38	2,713,550
4,000	Chesterfield Cnty, VA Indl Dev Elec & Pwr, Ser A	5.875	06/01/17	4,140,800
2,385	Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj	6.250	03/01/26	1,961,925
3,500	Fairfax Cnty, VA Econ Dev Auth Living Lewinsville Retirement Villa, Ser A	5.250	03/01/32	2,300,095
4,500	Farms New Kent, VA Cmnty Dev, Ser B	5.450	03/01/36	2,608,065
4,750	Farms New Kent, VA Cmnty Dev, Ser C	5.800	03/01/36	2,877,692
795	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A (Prerefunded @ 6/01/12)	6.700	06/01/27	911,770
5,200	Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev, Ser A (AMT)	5.700	11/01/27	4,615,312
1,200	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.000	03/01/23	999,276

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$3,000	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.125%	03/01/32	$2,382,000
500	Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty, Ser A	6.000	01/01/25	401,010
1,950	Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty, Ser A	6.125	01/01/35	1,427,693
4,250	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	3,163,445
2,840	Prince William Cnty, VA Indl Dev First Mtg Westminster Lake Rfdg	5.125	01/01/26	2,072,518
5,180	Richmond, VA Redev & Hsg Auth Multi-Family Rev Rfdg, Ser A	6.250	12/15/21	4,512,971
7,000	Roanoke Cnty, VA Indl Dev Auth Glebe Inc, Ser A (d)	6.300	07/01/35	1,450,400
1,645	Virginia Gateway Cmnty Dev Auth VA Spl Assmt	6.250	03/01/26	1,483,050
3,916	Virginia Gateway Cmnty Dev Prince William Cnty	6.375	03/01/30	3,434,410
8,300	Virginia Small Business Fin Auth Rev Hampton Rds Proton (Acquired 8/07/09, Cost $8,089,014) (a)	9.000	07/01/39	8,285,392
5,000	Washington Cnty, VA Indl Dev Auth Hosp Fac Rev Mtn St Hlth Alliance, Ser C	7.750	07/01/38	5,576,150

				82,900,055

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington 2.0%
$5,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750%	01/01/38	$3,658,750
2,000	Kennewick, WA Pub Hosp Dist Impt & Rfdg	6.300	01/01/25	1,688,840
11,625	King Cnty, WA Pub Hosp Dist N0 004 Snoqualime Vy Hosp	7.250	12/01/38	11,680,800
410	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (Prerefunded @ 12/01/10)	7.000	12/01/11	441,968
400	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (Prerefunded @ 12/01/10)	7.250	12/01/15	432,324
12,010	Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)	7.250	04/01/30	9,727,019
2,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/18	1,996,980
1,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/23	961,950
2,065	Tobacco Settlement Auth WA Tob Settlement Rev	6.500	06/01/26	2,090,131
8,315	Tobacco Settlement Auth WA Tob Settlement Rev	6.625	06/01/32	7,991,630
8,145	Washington St Hlth Care Fac Auth Rev WA Ctrl WA Hlth Svc	7.000	07/01/39	8,265,220
6,300	Washington St Hlth Care Fac Auth Rev Seattle Cancer Care Alliance	7.375	03/01/38	6,811,434

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$15,100	Washington St Hsg Fin Commn Nonprofit Custodial Rev Custodial Rcpt Wesley Homes, Ser A (Acquired 5/07/08, Cost $15,100,000) (a)	6.200%	01/01/36	$12,235,832
6,100	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	4,020,388
12,915	Washington St Purp, Ser E (c)	5.000	02/01/29	13,742,399

				85,745,665

	West Virginia 0.6%
8,250	Harrison Cnty, WV Cnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	7,267,013
5,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.500	10/01/38	4,194,300
15,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.750	10/01/43	12,628,350

				24,089,663

	Wisconsin 1.2%
6,405	Badger Tob Asset Sec Corp WI (Prerefunded @ 6/01/12)	6.375	06/01/32	7,215,553
4,180	Baldwin, WI Hosp Rev Mtg, Ser A	6.375	12/01/28	3,274,194
3,685	Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj	6.500	04/01/33	2,849,389
2,275	Milwaukee, WI Rev Sub Air Cargo (AMT)	7.500	01/01/25	2,003,137

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$4,000	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750%	11/01/37	$3,652,560
2,500	Waukesha, WI Redev Auth Hsg Sr Kirkland Crossings Proj Rfdg	5.600	07/01/41	1,885,275
1,000	Wisconsin Hlth & Ed Fac Auth Rev Eastcastle Pl Inc Proj	6.000	12/01/24	831,200
4,400	Wisconsin Hlth & Ed Fac Eastcastle Pl Inc Proj	6.125	12/01/34	3,303,828
6,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare	6.400	04/15/33	6,009,000
2,750	Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj, Ser A	7.000	12/01/31	2,380,620
1,250	Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj, Ser A	7.625	08/15/30	1,265,013
1,115	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/18	960,283
2,485	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/28	1,845,957
335	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.900	10/01/28	254,171
1,200	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj	6.500	07/01/23	1,023,636
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj, Ser B	6.625	07/01/28	836,280

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$1,045	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.125%	01/15/22	$978,141
2,355	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.250	01/15/33	2,023,039
2,380	Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare, Ser C (Prerefunded @ 5/01/12)	7.500	05/01/32	2,749,685
330	Wisconsin St Hlth & Ed Fac Froedert & Cmnty	5.375	10/01/30	333,574
2,000	Wisconsin St Hlth & Ed Fac Oakwood Vlg Proj, Ser A (Prerefunded @ 8/15/10)	7.000	08/15/19	2,143,580
2,250	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr A	6.250	04/01/34	1,686,128
2,750	Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the Aging	5.700	03/01/28	2,185,975

				51,690,218

	Wyoming 0.1%
2,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,757,480
2,100	Teton Cnty, WY Hosp Dist Hosp Rst Johns Med Ctr	6.750	12/01/22	1,949,745

				3,707,225

	Puerto Rico 0.7%
5,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser TT	5.000	07/01/32	4,795,950
17,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser TT	5.000	07/01/37	15,909,280
4,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.250	07/01/33	3,956,800

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$5,000	Puerto Rico Indl Tourist Ed & Trans Mem Mennonite Gen Hosp Proj, Ser A	6.500%	07/01/26	$4,133,850

				28,795,880

	Virgin Islands 0.3%
10,800	Virgin Islands Pub Fin Auth Rev Matching Fdg Ln-Diago, Ser A	6.750	10/01/37	11,025,396

Total Long-Term Investments 105.0% (Cost $5,035,115,198)				4,462,079,771

Total Short-Term Investments 1.8% (Cost $78,370,000)				78,370,000

Total Investments 106.8% (Cost $5,113,485,198)				4,540,449,771

Liability for Floating Rate Note Obligations Related to Securities Held (8.4%) (Cost ($359,240,000) (359,240) Notes with interest rates ranging from 0.29% to 0.94% at August 31, 2009 and contractual maturities of collateral ranging from 2021 to 2046 (m)				(359,240,000)

Total Net Investments 98.4% (Cost $4,754,245,198)				4,181,209,771

Other Assets in Excess of Liabilities 1.6%				68,023,367

Net Assets 100.0%				$4,249,233,138

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.66% of net assets.

(b)	Variable Rate Coupon

(c)	Underlying security related to Inverse Floaters entered into by the Fund.

(d)	Security has been deemed illiquid.

(e)	Non-income producing security.

(f)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(h)	Security purchased on a when-issued or delayed delivery basis.

(i)	This borrower is currently in liquidation.

(j)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(k)	Escrowed to Maturity

(l)	This borrower has filed for protection in federal bankruptcy court.

(m)	Floating Rate Notes. The interest rate shown reflects the rates in effect at August 31, 2009.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
GTY AGMT — Guarantee Agreement

Van Kampen High Yield Municipal Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued
LOC — Letter of Credit
NATL — National Public finance Guarantee Corp.
Syncora — Syncora Guarantee Inc.
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily on indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
Investment Type	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Assets
Municipal Bonds Issued by States of the United States and Political Subdivisions of the United States	$—	$4,462,079,771	$—	$4,462,079,771
Short-Term Investments	—	78,370,000	—	78,370,000

Total Assets	$—	$4,540,449,771	$—	$4,540,449,771

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax-Exempt Trust

By:	/s/ Edward C. Wood III

	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	October 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	October 22, 2009

By:	/s/ Stuart N. Schuldt

	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	October 22, 2009